1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 17                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 18                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                           The Corporate Trust Company

                               1209 Orange Street

                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ]  immediately  upon filing  pursuant to paragraph (b)
[X] on November 28, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 17 TO

                            REGISTRATION STATEMENT ON

                                    FORM N-1A

         This Post-Effective Amendment No. 17 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                     PART A

     Prospectus for Classes A,B,C and I shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund) is contained herein.

     Prospectus for Class IS shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund) is contained herein.

     Prospectus for Institutional Shares and Institutional Service Shares of Evergreen Select Balanced Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Prospectus for Classes A, B and C of Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Prospectus for Institutional Shares and Institutional Service Shares of Evergreen Core Equity (formerly Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth
     Fund), Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

                                     PART B

     Statement of Additional Information for Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value
     Fund) is contained herein.

     Statement of Additional Information for Evergreen Select Balanced Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Statement of Additional Information for Evergreen Core Equity (formerly Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund), Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

                                     PART C

                                    Exhibits

                                 Indemnification

                         Business and Other Connections

                             of Investment Advisors

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                           CLASSES A,B,C,I PROSPECTUS

Prospectus, December 1, 2001

Evergreen
    Growth and Income Funds

Evergreen Blue Chip Fund
Evergreen Equity Income Fund
Evergreen Equity Index Fund
Evergreen Growth and Income Fund
Evergreen Small Cap Value Fund
Evergreen Strategic Value Fund
(formerly Evergreen Select Strategic Value Fund)
Evergreen Value Fund

Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................2

Evergreen Blue Chip Fund....................4

Evergreen Equity Income Fund................6

Evergreen Equity Index Fund.................8

Evergreen Growth and Income Fund............10

Evergreen Small Cap Value Fund..............12

Evergreen Strategic Value Fund..............14

Evergreen Value Fund........................16


GENERAL INFORMATION:

The Funds' Investment Advisor...............18

The Funds' Portfolio Managers...............18

Calculating The Share Price.................18

How to Choose an Evergreen Fund.............18

How to Choose the Share Class
  that Best Suits You.......................19

How to Buy Shares...........................21

How to Redeem Shares........................22

Other Services..............................23

The Tax Consequences of

   Investing in the Funds...................23

Fees and Expenses of the Funds..............24

Financial Highlights........................25

Other Fund Practices........................38



In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a combination of capital growth and current income. The proportion of growth versus income varies by Fund. The Evergreen Growth and Income Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Growth and Income Funds

typically rely on a combination of the following strategies:

o investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income;

o investing a portion of the Fund in bonds and convertible securities to lower overall risk and provide regular income; o investing in companies whose stock price is lower than what the Fund's portfolio manager believes the true "fundamental" price should be; and

o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o want an investment with moderate volatility relative to more aggressive stock funds; and

o want a combination of growth potential and regular dividend income potential.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal
o    not a deposit with a bank
o    not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk

2 GROWTH AND INCOME FUNDS
characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

                                                      GROWTH AND INCOME FUNDS 3

FUND FACTS:

Goal:
o    Capital Growth

Principal Investment:
o    Large-Cap U.S. Common Stocks

Classes of Shares
Offered in This
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EKNAX (Class A)
o    EKNBX (Class B)
o    EKNCX (Class C)
o    EKNYX (Class I)

Dividend Payment Schedule:
o    Quarterly

Blue Chip Fund

INVESTMENT GOAL

The Fund seeks capital growth with the potential for income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund also invests in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management and strategies, and a trend of stable or accelerating profits. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities which the Fund's portfolio managers believe are undervalued on a price-to-earnings and price-to-assets methodology.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

4 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)
1991         1992       1993       1994       1995
28.84        0.05        9.81      -5.90      31.93

1996         1997       1998       1999       2000
21.05        30.52      17.73      27.17      -12.33

Best Quarter: 4th     Quarter 1999      +19.17%
Worst Quarter: 3rd    Quarter 1998      -10.60%
Year-to-date total return through 9/30/2001 is -24.64%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

          Inception                            Performance
           Date of                                Since
             Class    1 year   5 year  10 year  9/11/1935
Class A    1/20/1998 -16.78%   14.87%  13.39%     8.93%
Class B    9/11/1935 -16.39%   15.48%  13.80%     9.00%
Class C    1/22/1998 -14.01%   15.75%  13.83%     9.00%
Class I    4/30/1999 -11.45%   16.09%  13.99%     9.02%
S&P 500               -9.10%   18.33%  17.46%    12.10%

*Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses
Class A          0.45%      0.25%       0.53%          1.23%
Class B          0.45%      1.00%       0.53%          1.98%
Class C          0.45%      1.00%       0.53%          1.98%
Class I          0.45%      0.00%       0.53%          0.98%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No Redemption
              ------------------------------------      ----------------------
After:       Class A  Class B   Class C  Class I        Class B   Class C

1 year       $693     $701      $401     $100           $201      $201
3 years      $943     $921      $621     $312           $621      $621
5 years      $1,212   $1,268    $1,068   $542           $1,068    $1,068
10 years     $1,978   $2,022    $2,306   $1,201         $2,022    $2,306

                                                      GROWTH AND INCOME FUNDS 5

FUND FACTS:

Goals:
o    Current Income
o    Capital Growth

Principal Investments:
o    Common Stocks
o    Convertible Securities

Classes of Shares
Offered in This
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o   ETRAX (Class A)
o   ETRBX (Class B)
o   ETRCX (Class C)
o   EVTRX (Class I)

Dividend Payment Schedule:
o   Quarterly

Equity Income Fund

INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to invest in investment grade bonds and convertible debentures of any quality up to 25% of its assets. The Fund may also invest up to 50% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk
o   Interest Rate Risk
o   Credit Risk
o   Foreign Investment Risk

Below investment grade bonds are commonly referred to as "high yield bonds" or "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

6 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)
1991         1992      1993      1994      1995
22.99        10.03     12.92     -6.42     23.86

1996         1997      1998      1999      2000
12.89        25.58     -0.79     16.37     7.16

Best Quarter: 2nd       Quarter 1999     +14.50%
Worst Quarter: 3rd      Quarter 1998     -11.55%
Year-to-date total return through 9/30/2001 is -12.75%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P Barra Value Index (S&P Barra Value) and the Wilshire 5000 Index (Wilshire 5000). S&P Barra Value is a capitalization-weighted index measuring the performance of those companies within the S&P 500 with a book-to-price ratio higher than that of a determined breakpoint. The Wilshire 5000 is an unmanaged market value-weighted index measuring the performance of all U.S.-headquartered equity securities with readily available price data. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

          Inception                              Performance
           Date of                                  Since
            Class     1 year    5 year   10 year  8/31/1978
Class A    1/3/1995    0.72%     10.30%   11.18%     13.37%
Class B    1/3/1995    1.11%     10.53%   11.36%     13.45%
Class C    1/3/1995    4.06%     10.78%   11.35%     13.44%
Class I    8/31/1978   7.16%     11.89%   12.00%     13.74%
S&P Barra Value        6.08%     16.81%   16.88%     15.98%
Wilshire 5000         -10.98%    16.66%   16.97%     15.42%

*Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses++
  Class A        0.71%      0.25%       0.32%          1.28%
  Class B        0.71%      1.00%       0.32%          2.03%
  Class C        0.71%      1.00%       0.32%          2.03%
  Class I        0.71%      0.00%       0.32%          1.03%
++ Restated for the fiscal year ended 7/31/2001 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No Redemption
              ------------------------------------      ----------------------
After:        Class A   Class B Class C  Class I        Class B   Class C

1 year        $698      $706    $406     $105           $206      $206
3 years       $958      $937    $637     $328           $637      $637
5 years       $1,237    $1,293  $1,093   $569           $1,093    $1,093
10 years      $2,031    $2,075  $2,358   $1,2590        $2,075    $2,358

                                                      GROWTH AND INCOME FUNDS 7

Equity Index Fund

FUND FACTS:

Goal:
o    Price and Yield Performance comparable to the S&P 500 Index

Principal Investment:
o    Equity Securities listed on S&P 500 Index

Classes of Shares
Offered in this
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    ESINX (Class A)
o    ESIOX (Class B)
o    ESECX (Class C)
o    EVIIX (Class I)

Dividend Payment Schedule:
o    Monthly

INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error," the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

8 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)
1991    1992  1993  1994  1995   1996  1997   1998   1999  2000
29.18   6.77  9.32  0.29  36.62  22.86 32.54  27.69  20.69 -9.26

Best Quarter:        4th Quarter 1998   +21.30%
Worst Quarter:       3rd Quarter 1998   -10.26%
Year-to-date total return through 9/30/2001 is -20.45%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

           Inception                                 Performance
            Date of     1 year   5 year    10 year       Since
             Class                                    2/14/1985
Class A     11/4/1998   -14.67%  16.38%    15.99%        14.96%
Class B     11/3/1998   -14.62%  17.17%    16.50%        15.27%
Class C     4/30/1999   -11.91%  17.50%    16.56%        15.31%
Class I     2/14/1985   -9.26%   17.89%    16.75%        15.43%
S&P 500                 -9.10%   18.33%    17.46%        16.49%

*Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I from 7/27/1998 to the inception of Classes A, B and C. Historical performance shown for Class I prior to its inception is based on the performance of Class Y of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A , B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Total
             Management   12b-1         Other     Fund
               Fees        Fees      Expenses    Operating
                                                 Expenses++
Class A         0.32%       0.25%       0.35%       0.92%
Class B         0.32%       1.00%       0.35%       1.67%
Class C         0.32%       1.00%       0.35%       1.67%
Class I         0.32%       0.00%       0.35%       0.67%
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses were 0.55% for Class A, 1.30% for Class B, 1.30% for Class C and 0.30% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three- five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No Redemption
              ------------------------------------      ----------------------
After:        Class A   Class B Class C  Class I        Class B   Class C

1 year        $663      $670    $370     $68            $170      $170
3 years       $851      $826    $526     $214           $526      $526
5 years       $1,055    $1,107  $907     $373           $907      $907
10 years      $1,641    $1,683  $1,976   $835           $1,683    $1,976

                                                      GROWTH AND INCOME FUNDS 9

FUND FACTS:

Goals:
o    Capital Growth
o    Current Income

Principal Investment:
o    Large-Cap and Medium-Cap U.S. Common Stocks

Classes of Shares
Offered in This
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EGIAX (Class A)
o    EGIBX (Class B)
o    EGICX (Class C)
o    EVVTX (Class I)

Dividend Payment Schedule:
o    Quarterly

Growth and Income Fund

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of medium- and large-sized U.S. companies, typically having a market capitalization over $1.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its total assets. The Fund may also invest up to 25% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk
o    Interest Rate Risk
o    Credit Risk
o    Foreign Investment Risk

Below investment grade bonds are commonly referred to as "high yield bonds" or "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

10 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)
1991         1992       1993      1994       1995
25.82        13.84      14.44      1.69      32.94

1996         1997       1998      1999       2000
23.82        31.25       5.23     14.54      -5.82

Best Quarter: 4th       Quarter 1999     +17.08%
Worst Quarter: 3rd      Quarter 1998     -14.31%
Year-to-date total return through 9/30/2001 is -25.40%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P Mid Cap 400 Index (S&P 400) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 400 is an unmanaged market-value index measuring the performance of the mid-size company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is an unmanaged market capitalization-weighted index measuring the performance of the Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

         Inception                           Performance
          Date of                                Since
           Class    1 year   5 year  10 year  10/15/1986
Class A   1/3/1995  -11.45%  11.40%   14.27%    12.67%
Class B   1/3/1995  -10.83%  11.64%   14.45%    12.79%
Class C   1/3/1995  -8.38%   11.91%   14.45%    12.80%
Class I  10/15/1986 -5.82%   13.03%   15.12%    13.26%
S&P 400             17.51%   20.41%   19.86%    17.14%
Russell 1000 Value  -9.10%   18.33%   17.46%    15.97%

*Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses++
  Class A        0.76%      0.25%       0.47%          1.48%
  Class B        0.76%      1.00%       0.47%          2.23%
  Class C        0.76%      1.00%       0.47%          2.23%
  Class I        0.76%      0.00%       0.47%          1.23%
++ Restated for the fiscal year ended 7/31/2001 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No Redemption
              ------------------------------------      ----------------------
After:        Class A   Class B Class C  Class I        Class B   Class C

1 year        $717      $726    $426     $125           $226      $226
3 years       $1,016    $997    $697     $390           $697      $697
5 years       $1,336    $1,395  $1,195   $676           $1,195    $1,195
10 years      $2,242    $2,287  $2,565   $1,489         $2,287    $2,565

                                                      GROWTH AND INCOME FUNDS 11

FUND FACTS:

Goals:
o    Current Income
o    Capital Growth

Principal Investment:
o    Small-Cap U.S. Common Stocks

Classes of Shares
Offered in This
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    ESQAX (Class A)
o    ESCIX (Class B)
o    ESCCX (Class C)
o    ESCEX (Class I)

Dividend Payment Schedule:
o    Quarterly

Small Cap Value Fund

INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

12 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since the Class I shares' inception on 10/1/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

1991         1992       1993      1994       1995
                                  -0.65      29.12

1996         1997       1998      1999       2000
22.38        33.62      -9.39     0.99       19.20

Best Quarter: 2nd       Quarter 1999     +16.70%
Worst Quarter: 3rd      Quarter 1998     -13.36%
Year-to-date total return through 9/30/2001 is -4.37%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is a market capitalization-weighted index measuring the performance of those Russell 2000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

         Inception                               Performance
         Date of     1 year   5 year   10 year      Since
         Class                                    10/1/1993
Class A    1/3/1995   12.13%   10.66%     N/A       11.32%
Class B    1/3/1995   13.06%   10.87%     N/A       11.54%
Class C    1/24/1995  15.94%   11.10%     N/A       11.50%
Class I    10/1/1993  19.20%   12.27%     N/A       12.47%
Russell 2000          -3.02%   10.31%     N/A       10.87%
Russell 2000 Value    22.83%   12.60%     N/A       12.17%

*Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses    Expenses++(a)
  Class A        0.90%      0.25%       0.43%          1.58%
  Class B        0.90%      1.00%       0.43%          2.33%
  Class C        0.90%      1.00%       0.43%          2.33%
  Class I        0.90%      0.00%       0.43%          1.33%
++ The Fund's investment advisor has agreed to waive its management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit the Fund's Total Fund Operating Expenses to 1.55% for Class A, 2.30% for Class B, 2.30% for Class C and 1.30% for Class I.

(a) Restated for the fiscal year ended 7/31/2001 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

             Assuming Redemption at End of Period  Assuming No Redemption
             ------------------------------------  ----------------------
After:       Class A Class B  Class C  Class I     Class B   Class C

1 year       $726    $736     $436     $135        $236      $236
3 years      $1,045  $1,027   $727     $421        $727      $727
5 years      $1,386  $1,445   $1,245   $729        $1,245    $1,245
10 years     $2,345  $2,391   $2,666   $1,601      $2,391    $2,666

                                                      GROWTH AND INCOME FUNDS 13

FUND FACTS:

Goals:
o    Long-term Capital Growth
o    Current Income

Principal Investment:
o    Equity Securities of Large U.S. Companies

Class of Shares
Offered in this
Prospectus:
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbol:
o    ESSIX (Class I)

Dividend Payment Schedule:
o    Monthly

Strategic Value Fund

INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large companies, typically having a market capitalization over $8.5 billion at the time of investment. Generally, securities selected are common stocks that the Fund's portfolio managers believe are undervalued and exhibit positive trends in their underlying operations and earnings expectations. The Fund intends to seek current income primarily from dividends paid by its equity holdings and to a much lesser extent interest income earned by cash equivalents in which the Fund invests. The Fund's investment in equity securities will be on the basis of various valuation parameters, industry leadership, quality of management, the company's current position and future earnings prospects.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

14 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*

1991    1992  1993   1994   1995  1996   1997  1998   1999  2000
21.91   19.62 13.01  1.69   33.20 25.66  32.12 6.31   9.06  4.85

Best Quarter:         4th Quarter 1998   +16.86%
Worst Quarter:        3rd Quarter 1998   -16.19%
Year-to-date total return through 9/30/2001 is -11.05%.

The next table lists the Fund's average annual total return for Class I over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Value Index (Russell 1000 Value). Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

                 Inception                             Performance
                 Date of     1 year   5 year   10         Since
                 Class                         year     12/31/1981
Class I          11/24/1997  4.85%    15.08%   16.24%     16.10%
Russell 1000 Value           7.01%    16.91%   17.34%     16.71%

* Historical performance shown for Class I prior to its inception is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                 Total
               Management   12b-1     Other      Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Class I           0.62%      0.00%      0.15%      0.77%

+ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.76% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Class I
1 year           $79
3 years          $246
5 years          $428
10 years         $954

                                                      GROWTH AND INCOME FUNDS 15

FUND FACTS:

Goals:
o    Long-Term Capital Growth
o    Current Income

Principal Investment:
o    Medium- and Large-Cap Common Stocks

Classes of Shares
Offered in This
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EGVAX (Class A)
o    EGVBX (Class B)
o    EGVCX (Class C)
o    EGVYX (Class I)

Dividend Payment Schedule:
o    Quarterly

Value Fund

INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests at least 75% of its assets in common stocks of medium- and large-cap U.S. companies, typically having a market capitalization of $1.5 billion and greater at the time of investment that are, in the opinion of the Fund's portfolio managers, undervalued according to various financial measurements. These measurements may include an analysis of traditional measures such as: price-to-book, price to earnings, price to cash flow and price to sales ratios versus comparable companies and the present value of projected future cash flows. Such stocks are theoretically bought at a discount to their true value, thus providing growth opportunity with potentially less downside risk. Value stocks are chosen primarily for their price compared to their growth potential, with income as a secondary consideration. The Fund intends to seek current income primarily from dividends paid by its equity holdings and to a much lesser extent interest income earned by cash equivalents in which the Fund invests.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

16 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1991        1992     1993      1994     1995
25.11        7.96     9.31      1.86    31.81

1996        1997     1998      1999     2000
18.92       25.73     9.51     4.46     9.56

Best Quarter: 1st        Quarter 1991   +12.26%
Worst Quarter: 3rd       Quarter 1999   -9.69%
Year-to-date total return through 9/30/2001 is -9.94%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Value Index (Russell 1000 Value) and S&P 500 Index (S&P
500). The Russell 1000 Value is a an unmanaged market capitalization-weighted index measuring the performance of the Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

           Inception                             Performance
             Date                                   Since
           of Class   1 year    5 year   10 year  4/12/1985
Class A     4/12/1985   3.27%    12.05%   13.35%   12.98%
Class B     2/2/1993    3.90%    12.30%   13.40%   13.01%
Class C     9/2/1994    6.86%    12.56%   13.50%   13.07%
Class I     1/3/1991    9.83%    13.66%   14.32%   13.59%
Russell 1000 Value      7.01%    16.91%   17.34%   15.86%
S&P 500                -9.10%    18.33%   17.46%   16.58%

*Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder Transaction         Class A  Class B Class C  Class I
Expense

Maximum sales charge imposed    5.75%    None    None     None
on purchases (as a % of
offering price)

Maximum deferred sales          None+    5.00%   2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+ Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses
  Class A        0.42%      0.25%       0.41%          1.08%
  Class B        0.42%      1.00%       0.41%          1.83%
  Class C        0.42%      1.00%       0.41%          1.83%
  Class I        0.42%      0.00%       0.41%          0.83%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

             Assuming Redemption at End of Period  Assuming No Redemption
             ------------------------------------  ----------------------
After:       Class A    Class B Class C  Class I   Class B   Class C

1 year       $679       $686    $386     $85       $186      $186
3 years      $899       $876    $576     $265      $576      $576
5 years      $1,136     $1,190  $990     $460      $990      $990
10 years     $1,816     $1,859  $2,148   $1,025    $1,859    $2,148

                                                      GROWTH AND INCOME FUNDS 17

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $323.9 billion in consolidated assets as of 10/31/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.8 billion in assets for 104 of the Evergreen Funds as of 10/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

Fund                              % of the Fund's average
                                     daily net assets

Blue Chip Fund                             0.45%
Equity Income Fund                         0.77%
Equity Index Fund*                         0.00%**
Growth and Income Fund                     0.79%
Small Cap Value Fund                       0.88%
Strategic Value Fund*                      0.61%**
Value Fund                                 0.42%

* The Fund changed its fiscal year end from June 30 to July 31 effective July 31, 2001.

** Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

THE FUNDS' PORTFOLIO MANAGERS

Blue Chip Fund and Equity Income Fund

Each Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

Growth and Income  Fund,  Small Cap Value Fund,  Strategic  Value Fund and Value
Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Large Cap Value team, with team members responsible for various sectors.

Equity Index Fund

Equity Index Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

18 GROWTH AND INCOME FUNDS

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers up to four different share classes: Class A, Class B, Class C and Class I. To determine which classes of shares are offered by each Fund, see the Fund Facts section next to each Fund's Risk/Return Summary previously presented. Each class except Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75% but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense, known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of     As a %         Dealer
Your                 NAV excluding   of your      commission
Investment           sales charge   investment   as a % of NAV
Up to $49,999            5.75%        6.10%          5.00%
$50,000-$99,999          4.50%        4.71%          4.25%
$100,000-$249,999        3.75%        3.90%          3.25%
$250,000-$499,999        2.50%        2.56%          2.00%
$500,000-$999,999        2.00%        2.04%          1.75%
$1,000,000 and over      0.00%        0.00%      1.00 to 0.25%
$1,000,000-2,999,999     0.00%        0.00%      1.00% of the
                                                     first
                                               $2,999,999, plus
$3,000,000-$4,999,999    0.00%        0.00%      0.50% of the
                                               next $2,000,000,
                                                     plus
$5,000,000 or            0.00%        0.00%    0.25% of amounts
greater                                        equal to or over
                                                  $5,000,000

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Class A shares are offered at NAV to a corporate or certain other qualified retirement plan, or a non-qualified deferred compensation plan of a Title I ERISA tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:

1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                                Maximum
                                                Deferred
Time Held                                       Sales Charge

Month of Purchase + First 12 Month Period         5.00%
Month of Purchase + Second 12 Month Period        4.00%
Month of Purchase + Third 12 Month Period         3.00%
Month of Purchase + Fourth 12 Month Period        3.00%
Month of Purchase + Fifth 12 Month Period         2.00%
Month of Purchase + Sixth 12 Month Period         1.00%
Thereafter                                        0.00%
After 7 years                                  Converts to
                                                 Class A
Dealer Allowance                                  5.00%

                                                      GROWTH AND INCOME FUNDS 19

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

Like Class B shares you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                          Maximum
                                          Deferred
Time Held                                 Sales Charge

Month of Purchase + First 12 Month         2.00%
Period
Month of Purchase +  Second 12 Month       1.00%
Period
Thereafter                                 0.00%
Dealer Allowance                           2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o    Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o    Systematic withdrawals of up to 1.00% of the account balance per month
o    Loan proceeds and financial hardship distributions from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I (formerly Class Y)

Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen Fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

20 GROWTH AND INCOME FUNDS

How To Buy Shares

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen service representative.

---------------- --------------- --------------- ------------
                 Minimum         Minimum         Minimum
                 Initial         Initial         Additional
                 Purchase of     Purchase of     Purchases
                 Class A, B      Class I shares
                 and C
---------------- --------------- --------------- ------------
Regular          $1,000          $1,000.000^     None
Accounts
---------------- --------------- --------------- ------------
IRAs             $250            N/A^^           None
---------------- --------------- --------------- ------------
Systematic       $50             N/A^^           $25/monthly
Investment Plan                                  (for
                                                 Classes A,
                                                 B and C) ^^
---------------- --------------- --------------- ------------
^Minimum initial purchase amount does not apply to former Class Y shareholders. ^^Former Class Y shareholders may invest at the Class A, B and C share amounts.

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o   Complete and sign the account application. Applications may        o   Make your check payable to
an Investment            be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o   Make the check payable to Evergreen Funds. Cash, credit            o   Write a note specifying:
                         cards, third party checks, credit card checks or money orders          - the Fund name
                         will not be accepted.                                                  - share class
                     o   Mail the application and your check to the address below:              - your account number
                         Postal Address:                   Overnight Address:                   - the name(s) in which the account
                         Evergreen Service Company, LLC    Evergreen Service Company, LLC         is registered.
                         P.O. Box 2121                     200 Berkeley St.                 o   Mail to the address to the left
                         Boston, MA  02106-9970            Boston, MA  02116-5034               or deliver to your investment
                     o   Or  deliver  them  to  your  investment   professional                 professional.
                         (provided  he or she has a  broker/dealer  arrangement
                         with EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o   Call 1-800-343-2898 to set up an account number and get            o   Call the Evergreen Express Line
                         wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o   Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                         may charge a wiring fee).                                              representative call 1-800-343-2898
                     o   Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                         Postal Address:                  Overnight Address:                    time, on any business day.
                         Evergreen Service Company, LLC   Evergreen Service Company, LLC    o   If your bank account is set up on
                         P.O. Box 2121                    200 Berkeley St.                      file, you can request either:
                         Boston, MA  02106-9970           Boston, MA  02116-5034                - Federal Funds Wire (offers
                     o   Trades received after 4 p.m. Eastern time on market trading              immediate access to funds) or
                         days will receive the next market day's closing price.*                - Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o   You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by contacting your investment professional or an Evergreen service representative, calling the
                         Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. **
                     o   You can only exchange shares from your account within the same class and under the same  registration.
                     o   There is no sales charge or redemption fee when exchanging Funds within the  Evergreen  Funds  family.***
                     o   Orders  placed before 4 p.m.  Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*
                     o   Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o   Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
Systematic           o   You can transfer money automatically from your bank                o   To establish automatic investing for
Investment Plan          account into your Fund account on a monthly or quarterly               an existing account, call
(SIP)+                   basis.                                                                 1-800-343-2898 for an application.
                     o   Initial investment minimum is $50 if you invest at                 o   The minimum is $25 per month or $75
                         least $25 per month with this service.                                 per quarter.
                     o   To enroll, check off the box on the account application            o   You can also establish an investing
                         and provide:                                                           program through direct deposit
                         - your bank account information                                        from your paycheck. Call
                         - the amount and date of your monthly or quarterly                     1-800-343-2898 for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

+Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia Corporation (Wachovia) and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

                                                      GROWTH AND INCOME FUNDS 21

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o This service must be authorized  ahead of time,  and is only available  for regular  accounts.*
                  o All authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day. **
                  o We can either:
                    - wire the proceeds into your bank account (service charges may apply)
                    - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                    - mail you a check.
                  o All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must
                    Be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o You can mail a redemption request to:    Postal Service Address:            Overnight Address:
                                                             Evergreen Service Company, LLC     Evergreen Service Company, LLC
                                                             P.O. Box 2121                      200 Berkeley St.
                                                             Boston, MA  02106-9970             Boston, MA  02116-5034
                  o Your letter of instructions must:
                    - list the Fund name and the account number
                    - indicate the number of shares or dollar value you wish to redeem
                    - be signed by the registered owner(s).
                  o See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o To  redeem  from an IRA or other  retirement  account,  call 1-800-343-2898 for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o You may also redeem your shares by contacting your investment professional or an Evergreen service
Shares in Person    representative.
                  o A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal          without  redemption  fees.
Plan (SWP)        o The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o The minimum is $75 per month.
                  o The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o    Commercial Bank
o    Trust Company
o    Savings Association
o    Credit Union
o    Member of a U.S. stock exchange

22 GROWTH AND INCOME FUNDS

OTHER SERVICES

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B, and Class C only)

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

o    On Fund distributions (dividends and capital gains)
o    On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly or quarterly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax

                                                      GROWTH AND INCOME FUNDS 23
return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B shares and Class C shares may be payable as 12b-1 fees.

However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

24 GROWTH AND INCOME FUNDS

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a complete picture of the Fund's financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


--------------------------------------------------------------------------------
                                    EVERGREEN

                                 Blue Chip Fund
--------------------------------------------------------------------------------

                                                            Year Ended July 31,
                                              -------------------------------------------------
                                                2001         2000         1999       1998 (a)
-----------------------------------------------------------------------------------------------
  CLASS A SHARES
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  34.79     $  32.88     $  30.42     $  27.39
                                              ========     ========     ========     ========
-----------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------
Net investment income (loss)                      0.01        (0.03)        0.05         0.08
-----------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities                                  (6.81)        4.34         4.82         3.01
                                              --------     --------     --------     --------
-----------------------------------------------------------------------------------------------
Total from investment operations                 (6.80)        4.31         4.87         3.09
                                              --------     --------     --------     --------
-----------------------------------------------------------------------------------------------

Distributions to shareholders from
-----------------------------------------------------------------------------------------------
Net investment income                                0            0        (0.03)       (0.06)
-----------------------------------------------------------------------------------------------
Net realized gains                               (2.30)       (2.40)       (2.38)           0
                                              --------     --------     --------     --------
-----------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.30)       (2.40)       (2.41)       (0.06)
                                              --------     --------     --------     --------
-----------------------------------------------------------------------------------------------

Net asset value, end of period                $  25.69     $  34.79     $  32.88     $  30.42
                                              ========     ========     ========     ========
-----------------------------------------------------------------------------------------------
Total return*                                   (20.47%)      13.22%       17.29%       11.29%
-----------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    329     $    467     $    382     $    285
-----------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.22%        1.15%        1.20%        1.20%+
-----------------------------------------------------------------------------------------------
  Net investment income (loss)                    0.02%       (0.04%)       0.19%        0.49%+
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                            223%         153%         111%         112%
-----------------------------------------------------------------------------------------------

                                                            Year Ended July 31,                     Year Ended August 31,
                                              -----------------------------------------------      ----------------------
                                                2001         2000         1999       1998 (b)        1997         1996
-------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  34.15     $  32.54     $  30.35     $  29.79      $  25.05     $  22.98
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.21)       (0.14)       (0.05)       (0.12)         0.15         0.12
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities                                  (6.65)        4.15         4.62         5.72          7.97         3.69
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (6.86)        4.01         4.57         5.60          8.12         3.81
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                0            0            0        (0.08)        (0.20)       (0.76)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (2.30)       (2.40)       (2.38)       (4.96)        (3.18)       (0.98)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.30)       (2.40)       (2.38)       (5.04)        (3.38)       (1.74)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  24.99     $  34.15     $  32.54     $  30.35      $  29.79     $  25.05
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Total return*                                   (21.06%)      12.40%       16.26%       20.89%        34.76%       17.31%
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    364     $    477     $    255     $    118      $    313     $    225
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.98%        1.90%        1.95%        1.68%+        1.57%        1.85%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.73%)      (0.79%)      (0.60%)      (0.02%)+       0.55%        0.52%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            223%         153%         111%         112%          109%         139%
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.


                                                      GROWTH AND INCOME FUNDS 25

--------------------------------------------------------------------------------
                                    EVERGREEN

                                 Blue Chip Fund
--------------------------------------------------------------------------------

                                                            Year Ended July 31,
                                              --------------------------------------------------
                                                2001         2000         1999       1998 (a)
------------------------------------------------------------------------------------------------
  CLASS C SHARES
------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  34.24     $  32.63     $  30.40     $  27.70
                                              ========     ========     ========     ========
------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.21)       (0.04)       (0.11)           0
------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities                                  (6.67)        4.05         4.72         2.72
                                              --------     --------     --------     --------
------------------------------------------------------------------------------------------------
Total from investment operations                 (6.88)        4.01         4.61         2.72
                                              --------     --------     --------     --------
------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------
Net investment income                                0            0            0        (0.02)
------------------------------------------------------------------------------------------------
Net realized gains                               (2.30)       (2.40)       (2.38)           0
                                              --------     --------     --------     --------
------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.30)       (2.40)       (2.38)       (0.02)
                                              --------     --------     --------     --------
------------------------------------------------------------------------------------------------

Net asset value, end of period                $  25.06     $  34.24     $  32.63     $  30.40
                                              ========     ========     ========     ========
------------------------------------------------------------------------------------------------
Total return*                                   (21.06%)      12.37%       16.37%        9.80%
------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $ 18,579     $ 21,810     $  2,969     $    780
------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.98%        1.90%        1.95%        2.02%+
------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.73%)      (0.78%)      (0.67%)      (0.27%)+
------------------------------------------------------------------------------------------------
Portfolio turnover rate                            223%         153%         111%         112%
------------------------------------------------------------------------------------------------

                                                         Year Ended July 31,
                                              ------------------------------------------
                                                 2001           2000         1999 (b)
----------------------------------------------------------------------------------------
  CLASS I SHARES**
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $    34.59     $    32.62     $    32.30
                                              ==========     ==========     ==========
----------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------
Net investment income                               0.06           0.04              0
----------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities                                    (6.75)          4.33           0.32
                                              ----------     ----------     ----------
----------------------------------------------------------------------------------------
Total from investment operations                   (6.69)          4.37           0.32
                                              ----------     ----------     ----------
----------------------------------------------------------------------------------------

Distributions to shareholders from
----------------------------------------------------------------------------------------
Net realized gains                                 (2.30)         (2.40)             0
                                              ----------     ----------     ----------
----------------------------------------------------------------------------------------
Total distributions to shareholders                (2.30)         (2.40)             0
                                              ----------     ----------     ----------
----------------------------------------------------------------------------------------

Net asset value, end of period                $    25.60     $    34.59     $    32.62
                                              ==========     ==========     ==========
----------------------------------------------------------------------------------------
Total return                                      (20.26%)        13.53%          0.99%
----------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $   14,163     $   15,967     $      789
----------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                        0.98%          0.90%          0.95%+
----------------------------------------------------------------------------------------
  Net investment income                             0.26%          0.22%          0.08%+
----------------------------------------------------------------------------------------
Portfolio turnover rate                              223%           153%           111%
----------------------------------------------------------------------------------------

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
** Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


26 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                               Equity Income Fund
--------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------    January 31,
                                                2001 #       2000         1999         1998        1997 (a)#      1997
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.86     $  22.57     $  23.19     $  23.94      $  21.79     $  20.15
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.81         0.98         0.94         1.05          0.52         1.02
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                    1.26        (0.82)        1.50         0.81          2.15         1.67
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  2.07         0.16         2.44         1.86          2.67         2.69
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.78)       (1.01)       (0.93)       (1.02)        (0.52)       (1.05)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (0.01)       (0.86)       (2.13)       (1.59)            0            0
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (0.79)       (1.87)       (3.06)       (2.61)        (0.52)       (1.05)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  22.14     $  20.86     $  22.57     $  23.19      $  23.94     $  21.79
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                    10.14%        0.74%       12.14%        7.93%        12.45%       13.80%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $ 76,780     $ 62,692     $ 35,714     $ 15,005      $ 11,955     $  9,678
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net asset
  Expenses++                                      1.34%        1.49%        1.46%        1.50%         1.45%+       1.44%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           3.66%        4.13%        4.39%        4.20%         4.69%+       4.93%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             60%         115%         124%         133%           72%         168%
--------------------------------------------------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------    January 31,
                                                2001 #       2000         1999         1998        1997 (a)#      1997
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.68     $  22.38     $  23.04     $  23.81      $  21.69     $  20.08
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.64         0.73         0.76         0.86          0.43         0.89
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                    1.25        (0.73)        1.51         0.81          2.15         1.64
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.89            0         2.27         1.67          2.58         2.53
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.61)       (0.84)       (0.80)       (0.85)        (0.46)       (0.92)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (0.01)       (0.86)       (2.13)       (1.59)            0            0
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (0.62)       (1.70)       (2.93)       (2.44)        (0.46)       (0.92)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  21.95     $  20.68     $  22.38     $  23.04      $  23.81     $  21.69
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                     9.31%        0.00%       11.34%        7.13%        12.06%       13.00%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $161,726     $177,968     $185,177     $ 54,544      $ 43,977     $ 35,323
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.10%        2.24%        2.21%        2.25%         2.20%+       2.19%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           2.93%        3.28%        3.61%        3.46%         3.94%+       4.17%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             60%         115%         124%         133%           72%         168%
--------------------------------------------------------------------------------------------------------------------------

(a) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*     Excluding applicable sales charges.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.


                                                      GROWTH AND INCOME FUNDS 27

--------------------------------------------------------------------------------
                                    EVERGREEN

                               Equity Income Fund
--------------------------------------------------------------------------------

                                                                Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   January 31,
                                                2001 #       2000          1999 #      1998        1997 (a)#      1997
-------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.68     $  22.38     $  23.04     $  23.81      $  21.69     $  20.08
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.62         0.88         0.76         0.87          0.44         0.87
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                    1.27        (0.88)        1.51         0.80          2.14         1.66
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.89            0         2.27         1.67          2.58         2.53
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.61)       (0.84)       (0.80)       (0.85)        (0.46)       (0.92)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (0.01)       (0.86)       (2.13)       (1.59)            0            0
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (0.62)       (1.70)       (2.93)       (2.44)        (0.46)       (0.92)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  21.95     $  20.68     $  22.38     $  23.04      $  23.81     $  21.69
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Total return*                                     9.31%        0.00%       11.34%        7.13%        12.06%       12.90%
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $ 16,871     $  9,112     $  2,502     $  1,259      $    950     $    982
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.09%        2.25%        2.21%        2.25%         2.20%+       2.19%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                           2.87%        3.43%        3.60%        3.48%         4.06%+       4.15%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             60%         115%         124%         133%           72%         168%
-------------------------------------------------------------------------------------------------------------------------

                                                                Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   January 31,
                                                2001 #       2000         1999 #       1998        1997 (a)#      1997
-------------------------------------------------------------------------------------------------------------------------
  CLASS I SHARES**
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.87     $  22.58     $  23.22     $  23.98      $  21.81     $  20.16
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.87         0.94         0.99         1.02          0.55         1.08
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                    1.26        (0.72)        1.52         0.89          2.16         1.66
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  2.13         0.22         2.51         1.91          2.71         2.74
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.84)       (1.07)       (1.02)       (1.08)        (0.54)       (1.09)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (0.01)       (0.86)       (2.13)       (1.59)            0            0
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (0.85)       (1.93)       (3.15)       (2.67)        (0.54)       (1.09)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  22.15     $  20.87     $  22.58     $  23.22      $  23.98     $  21.81
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Total return                                     10.43%        1.00%       12.46%        8.16%        12.65%       14.10%
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    718     $    733     $    847     $    880      $    900     $    858
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.09%        1.23%        1.21%        1.25%         1.20%+       1.18%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                           3.93%        4.29%        4.61%        4.46%         4.97%+       5.14%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             60%         115%         124%         133%           72%         168%
-------------------------------------------------------------------------------------------------------------------------

(a) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*     Excluding applicable sales charges.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


28 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                                    One-Month                Year Ended June 30,
                                                  Period Ended     ------------------------------------------
                                                July 31, 2001 (a)     2001           2000         1999 (b)
-------------------------------------------------------------------------------------------------------------
   CLASS A SHARES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    45.95      $    54.73     $    52.03     $    45.23
                                                   ==========      ==========     ==========     ==========
-------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                                    0.02            0.35           0.40           0.29
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and futures contracts                      (0.48)          (8.56)          3.09           9.87
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total from investment operations                        (0.46)          (8.21)          3.49          10.16
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------
Net investment income                                   (0.02)          (0.32)         (0.43)         (0.27)
-------------------------------------------------------------------------------------------------------------
Net realized gains                                          0           (0.25)         (0.36)         (3.09)
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                     (0.02)          (0.57)         (0.79)         (3.36)
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $    45.47      $    45.95     $    54.73     $    52.03
                                                   ==========      ==========     ==========     ==========
-------------------------------------------------------------------------------------------------------------
Total return *                                          (1.00%)        (15.10%)         6.76%         24.08%
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)              $   95,801      $   86,350     $   79,991     $   38,203
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses ++                                            0.55%+          0.55%          0.55%          0.55%+
-------------------------------------------------------------------------------------------------------------
  Net investment income                                  0.65%+          0.72%          0.78%          0.96%+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     0%             17%            12%            21%
-------------------------------------------------------------------------------------------------------------

                                                    One-Month                 Year Ended June 30,
                                                  Period Ended     ------------------------------------------
                                                July 31, 2001 (a)     2001           2000         1999 (c)
-------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    45.75      $    54.62     $    52.00     $    45.26
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                                       0               0           0.03           0.08
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and futures contracts                      (0.50)          (8.56)          3.05           9.83
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total from investment operations                        (0.50)          (8.56)          3.08           9.91
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------
Net investment income                                       0           (0.06)         (0.10)         (0.08)
-------------------------------------------------------------------------------------------------------------
Net realized gains                                          0           (0.25)         (0.36)         (3.09)
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                         0           (0.31)         (0.46)         (3.17)
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $    45.25      $    45.75     $    54.62     $    52.00
                                                   ==========      ==========     ==========     ==========
-------------------------------------------------------------------------------------------------------------
Total return *                                          (1.09%)        (15.73%)         5.95%         23.44%
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)              $  206,205      $  207,011     $  203,984     $  107,334
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                             1.30%+          1.30%          1.30%          1.31%+
-------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.07%)+        (0.04%)         0.03%          0.21%+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     0%             17%            12%            21%
-------------------------------------------------------------------------------------------------------------

(a) For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.
(b) For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
(c) For the period from November 3, 1998 (commencement of class operations) to June 30, 1999.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
*     Excluding applicable sales charges.


                                                      GROWTH AND INCOME FUNDS 29

--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                                   One-Month                 Year Ended June 30,
                                                  Period Ended     ------------------------------------------
                                                July 31, 2001 (a)     2001           2000         1999 (b)
-------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    45.82      $    54.69     $    52.06     $    50.95
                                                   ==========      ==========     ==========     ==========
-------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                                       0            0.04           0.06           0.02
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and futures contracts                      (0.50)          (8.60)          3.03           1.11
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total from investment operations                        (0.50)          (8.56)          3.09           1.13
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------
Net investment income                                       0           (0.06)         (0.10)         (0.02)
-------------------------------------------------------------------------------------------------------------
Net realized gains                                          0           (0.25)         (0.36)             0
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                         0           (0.31)         (0.46)         (0.02)
                                                   ----------      ----------     ----------     ----------
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $    45.32      $    45.82     $    54.69     $    52.06
                                                   ==========      ==========     ==========     ==========
-------------------------------------------------------------------------------------------------------------
Total return *                                          (1.09%)        (15.71%)         5.97%          2.22%
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)              $  118,504      $  114,451     $   54,707     $    3,489
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                             1.30%+          1.31%          1.31%          1.31%+
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (0.07%)+        (0.02%)         0.01%          0.27%+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     0%             17%            12%            21%
-------------------------------------------------------------------------------------------------------------

                                             One-Month                          Year Ended June 30,
                                           Period Ended    --------------------------------------------------------------
                                         July 31, 2001 (a)   2001         2000       1999 (b)      1998 (b)     1997 (b)
-------------------------------------------------------------------------------------------------------------------------
   CLASS I SHARES
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  45.97     $  54.75     $  52.06     $  46.27      $  37.39     $  28.47
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.03         0.52         0.56         0.54          0.50         0.51
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and futures contracts            (0.49)       (8.61)        3.06         8.85         10.12         9.16
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (0.46)       (8.09)        3.62         9.39         10.62         9.67
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
-------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.03)       (0.44)       (0.57)       (0.51)        (0.50)       (0.51)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains                                   0        (0.25)       (0.36)       (3.09)        (1.24)       (0.24)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (0.03)       (0.69)       (0.93)       (3.60)        (1.74)       (0.75)
                                              --------     --------     --------     --------      --------     --------
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  45.48     $  45.97     $  54.75     $  52.06      $  46.27     $  37.39
                                              ========     ========     ========     ========      ========     ========
-------------------------------------------------------------------------------------------------------------------------
Total return                                     (1.00%)     (14.88%)       7.02%       22.03%        29.17%       34.44%
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $289,307     $288,421     $539,804     $570,864      $315,920     $241,413
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      0.30%+       0.30%        0.30%        0.30%         0.38%        0.37%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                           0.93%+       0.95%        1.04%        1.19%         1.19%        1.63%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              0%          17%          12%          21%           12%          11%
-------------------------------------------------------------------------------------------------------------------------

(a) For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.
(b) For the period from April 30, 1999 (commencement of class operations) to June 30, 1999.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
*     Excluding applicable sales charges.


30 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                             Growth and Income Fund
--------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  30.72     $  29.56     $  29.14     $  27.26      $  22.53     $  18.63
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.05)       (0.09)        0.10         0.16          0.08         0.12
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                   (3.12)        1.85         1.16         2.86          4.72         4.26
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (3.17)        1.76         1.26         3.02          4.80         4.38
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0            0        (0.06)       (0.13)        (0.07)       (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (3.63)       (0.60)       (0.78)       (1.01)            0        (0.35)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (3.63)       (0.60)       (0.84)       (1.14)        (0.07)       (0.48)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  23.92     $  30.72     $  29.56     $  29.14      $  27.26     $  22.53
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                   (11.35%)       6.01%        4.48%       11.26%        21.33%       23.50%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    147     $    207     $    250     $    296      $    166     $     85
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.51%        1.47%        1.43%        1.46%         1.47%+       1.41%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.19%)      (0.28%)       0.33%        0.61%         0.57%+       0.70%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%          61%          39%          20%            6%          14%
--------------------------------------------------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  30.05     $  29.14     $  28.88     $  27.10      $  22.43     $  18.59
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.25)       (0.35)       (0.14)       (0.02)        (0.02)           0
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                   (3.03)        1.86         1.18         2.81          4.69         4.20
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (3.28)        1.51         1.04         2.79          4.67         4.20
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0            0            0            0             0        (0.01)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (3.63)       (0.60)       (0.78)       (1.01)            0        (0.35)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (3.63)       (0.60)       (0.78)       (1.01)            0        (0.36)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  23.14     $  30.05     $  29.14     $  28.88      $  27.10     $  22.43
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                   (12.03%)       5.23%        3.73%       10.44%        20.82%       22.60%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    505     $    706     $    891     $  1,000      $    542     $    245
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.26%        2.22%        2.18%        2.21%         2.25%+       2.17%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.94%)      (1.03%)      (0.43%)      (0.14%)       (0.19%)+     (0.06%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%          61%          39%          20%            6%          14%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*     Excluding applicable sales charges.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.


                                                      GROWTH AND INCOME FUNDS 31

--------------------------------------------------------------------------------
                                    EVERGREEN

                             Growth and Income Fund
--------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  30.05     $  29.14     $  28.89     $  27.10      $  22.43     $  18.58
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.25)       (0.36)       (0.16)       (0.02)        (0.02)           0
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                   (3.03)        1.87         1.19         2.82          4.69         4.21
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (3.28)        1.51         1.03         2.80          4.67         4.21
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0            0            0            0             0        (0.01)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (3.63)       (0.60)       (0.78)       (1.01)            0        (0.35)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (3.63)       (0.60)       (0.78)       (1.01)            0        (0.36)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  23.14     $  30.05     $  29.14     $  28.89      $  27.10     $  22.43
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                   (12.03%)       5.23%        3.69%       10.47%        20.82%       22.60%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $     17     $     26     $     37     $     50      $     24     $     10
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.26%        2.21%        2.18%        2.21%         2.25%+       2.17%
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            (0.94%)      (1.02%)      (0.42%)      (0.13%)       (0.19%)+     (0.06%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%          61%          39%          20%            6%          14%
--------------------------------------------------------------------------------------------------------------------------

                                                                Year Ended July 31,                            Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS I SHARES **
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  30.90     $  29.65     $  29.19     $  27.29      $  22.55     $  18.64
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      0.01        (0.01)        0.19         0.24          0.11         0.18
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                   (3.14)        1.86         1.15         2.87          4.73         4.25
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (3.13)        1.85         1.34         3.11          4.84         4.43
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0            0        (0.10)       (0.20)        (0.10)       (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (3.63)       (0.60)       (0.78)       (1.01)            0        (0.35)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (3.63)       (0.60)       (0.88)       (1.21)        (0.10)       (0.52)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  24.14     $  30.90     $  29.65     $  29.19      $  27.29     $  22.55
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return                                    (11.14%)       6.30%        4.75%       11.56%        21.52%       23.80%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    256     $    484     $    634     $    801      $    616     $    442
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.26%        1.22%        1.18%        1.20%         1.21%        1.16%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                    0.05%       (0.03%)       0.57%        0.86%         0.82%        0.93%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%          61%          39%          20%            6%          14%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income is based on average shares outstanding during the period.
** Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


32 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                              Small Cap Value Fund
--------------------------------------------------------------------------------

                                                                   Year Ended July 31,
                                              -------------------------------------------------------------   December 31,
                                                2001         2000         1999         1998        1997 (a)#      1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
Net value, beginning of period                $  15.40     $  15.57     $  15.75     $  15.69      $  13.10     $  11.57
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.03)        0.05         0.26         0.29          0.14         0.34
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            4.36        (0.18)        0.04         0.24          2.59         2.13
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  4.33        (0.13)        0.30         0.53          2.73         2.47
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0        (0.04)       (0.30)       (0.28)        (0.13)       (0.34)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                                   0            0        (0.18)       (0.19)        (0.01)       (0.60)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                  0        (0.04)       (0.48)       (0.47)        (0.14)       (0.94)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.73     $  15.40     $  15.57     $  15.75      $  15.69     $  13.10
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                    28.12%       (0.85%)       2.17%        3.24%        20.99%       22.00%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $100,630     $ 48,166     $ 59,451     $ 54,142      $  4,239     $    336
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.56%        1.76%        1.67%        1.68%         1.71%+       1.75%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.11%)       0.41%        1.85%        1.95%         1.88%+       3.08%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             98%         138%          54%          18%           13%          50%
--------------------------------------------------------------------------------------------------------------------------


                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001         2000         1999         1998        1997 (a)#      1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.23     $  15.48     $  15.67     $  15.64      $  13.09     $  11.57
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.13)       (0.07)        0.16         0.19          0.08         0.27
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            4.26        (0.17)        0.02         0.22          2.57         2.11
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  4.13        (0.24)        0.18         0.41          2.65         2.38
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0        (0.01)       (0.19)       (0.19)        (0.09)       (0.26)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                                   0            0        (0.18)       (0.19)        (0.01)       (0.60)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                  0        (0.01)       (0.37)       (0.38)        (0.10)       (0.86)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.36     $  15.23     $  15.48     $  15.67      $  15.64     $  13.09
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                    27.12%       (1.55%)       1.35%        2.49%        20.37%       21.10%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $ 90,483     $ 69,450     $110,809     $130,191      $  9,462     $    692
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.31%        2.51%        2.42%        2.43%         2.46%+       2.50%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                   (0.83%)      (0.32%)       1.15%        1.20%         1.12%+       2.39%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             98%         138%          54%          18%           13%          50%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
#     Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.


                                                     GROWTH AND INCOME FUNDS  33

--------------------------------------------------------------------------------
                                    EVERGREEN

                              Small Cap Value Fund
--------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001         2000         1999         1998        1997 (a)#      1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.20     $  15.46     $  15.66     $  15.63      $  13.09     $  11.56
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.15)       (0.08)        0.16         0.19          0.10         0.28
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            4.28        (0.17)        0.01         0.22          2.54         2.10
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  4.13        (0.25)        0.17         0.41          2.64         2.38
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0        (0.01)       (0.19)       (0.19)        (0.09)       (0.25)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                                   0            0        (0.18)       (0.19)        (0.01)       (0.60)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                  0        (0.01)       (0.37)       (0.38)        (0.10)       (0.85)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.33     $  15.20     $  15.46     $  15.66      $  15.63     $  13.09
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                    27.17%       (1.62%)       1.28%        2.49%        20.30%       21.10%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $ 23,618     $ 12,637     $ 22,842     $ 26,197      $  2,770     $     56
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      2.31%        2.50%        2.42%        2.43%         2.45%+       2.50%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.85%)      (0.29%)       1.15%        1.20%         1.20%+       2.33%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             98%         138%          54%          18%           13%          50%
--------------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001         2000         1999         1998        1997 (a)#      1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS I SHARES**
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.43     $  15.57     $  15.77     $  15.71      $  13.12     $  11.58
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.02         0.05         0.33         0.34          0.19         0.38
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            4.37        (0.14)       (0.02)        0.24          2.56         2.13
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  4.39        (0.09)        0.31         0.58          2.75         2.51
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                0        (0.05)       (0.33)       (0.33)        (0.15)       (0.37)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                                   0            0        (0.18)       (0.19)        (0.01)       (0.60)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                  0        (0.05)       (0.51)       (0.52)        (0.16)       (0.97)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.82     $  15.43     $  15.57     $  15.77      $  15.71     $  13.12
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return                                     28.45%       (0.59%)       2.31%        3.57%        21.09%       22.40%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $130,597     $ 92,921     $ 56,903     $ 96,556      $ 42,374     $  8,592
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.31%        1.50%        1.42%        1.39%         1.39%+       1.50%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           0.17%        0.70%        2.19%        2.23%         2.39%+       3.36%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             98%         138%          54%          18%           13%          50%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
#     Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
** Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


34 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                              Strategic Value Fund
--------------------------------------------------------------------------------

                                         One-Month                           Year Ended June 30,
                                       Period Ended      -------------------------------------------------------------
                                     July 31, 2001 (a)      2001            2000             1999          1998 (b)
----------------------------------------------------------------------------------------------------------------------
   CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    229.95      $    213.13     $    237.17     $    226.02     $    203.35
                                        ===========      ===========     ===========     ===========     ===========
----------------------------------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                          0.15             2.27            2.47            3.31            1.60
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                         0.50            19.65          (19.42)          15.66           22.67
                                        -----------      -----------     -----------     -----------     -----------
----------------------------------------------------------------------------------------------------------------------
Total from investment operations               0.65            21.92          (16.95)          18.97           24.27
                                        -----------      -----------     -----------     -----------     -----------
----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
----------------------------------------------------------------------------------------------------------------------
Net investment income                         (0.11)           (2.28)          (2.90)          (2.93)          (1.60)
----------------------------------------------------------------------------------------------------------------------
Net realized gains                                0            (2.82)          (4.19)          (4.89)              0
                                        -----------      -----------     -----------     -----------     -----------
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders           (0.11)           (5.10)          (7.09)          (7.82)          (1.60)
                                        -----------      -----------     -----------     -----------     -----------
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $    230.49      $    229.95     $    213.13     $    237.17     $    226.02
                                        ===========      ===========     ===========     ===========     ===========
----------------------------------------------------------------------------------------------------------------------
Total return                                   0.28%           10.38%          (7.33%)          8.85%          11.95%
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)   $   835,732      $   815,097     $   750,470     $   530,995     $   287,194
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                   0.76%+           0.75%           0.75%           0.71%           0.75%+
----------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.78%+           1.01%           1.14%           1.61%           1.26%+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           3%              38%             31%             41%             12%
----------------------------------------------------------------------------------------------------------------------

(a) For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.
(b) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense redutions but includes fee waivers.


                                                      GROWTH AND INCOME FUNDS 35

--------------------------------------------------------------------------------
                                    EVERGREEN

                                   Value Fund
--------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.68     $  24.86     $  22.23     $  24.64      $  20.57     $  20.45
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.15         0.20         0.21         0.26          0.21         0.38
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            1.60        (1.08)        2.76         2.00          4.05         3.49
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.75        (0.88)        2.97         2.26          4.26         3.87
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.14)       (0.19)       (0.21)       (0.29)        (0.19)       (0.41)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (2.23)       (3.11)       (0.13)       (4.38)            0        (3.34)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.37)       (3.30)       (0.34)       (4.67)        (0.19)       (3.75)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  20.06     $  20.68     $  24.86     $  22.23      $  24.64     $  20.57
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                     9.23%       (3.78%)      13.48%        9.55%        20.78%       18.90%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    387     $    380     $    464     $    476      $    392     $    328
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.08%        1.03%        1.00%        1.01%         0.92%+       0.91%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           0.76%        0.91%        0.93%        1.04%         1.66%+       1.77%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             97%          83%         110%          69%            6%          91%
--------------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              ------------------------------------------------------------    December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.62     $  24.81     $  22.20     $  24.63      $  20.58     $  20.45
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         0         0.02         0.04         0.08          0.12         0.22
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            1.59        (1.06)        2.75         1.99          4.03         3.50
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.59        (1.04)        2.79         2.07          4.15         3.72
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.03)       (0.04)       (0.05)       (0.12)        (0.10)       (0.25)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (2.23)       (3.11)       (0.13)       (4.38)            0        (3.34)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.26)       (3.15)       (0.18)       (4.50)        (0.10)       (3.59)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.95     $  20.62     $  24.81     $  22.20      $  24.63     $  20.58
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                     8.38%       (4.51%)      12.65%        8.73%        20.23%       18.10%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $    173     $    206     $    332     $    326      $    276     $    197
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.83%        1.78%        1.75%        1.76%         1.67%+       1.66%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           0.02%        0.15%        0.18%        0.30%         0.92%+       1.01%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             97%          83%         110%          69%            6%          91%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 3 1997.
#     Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.


36 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                                   Value Fund
--------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001 #       2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.60     $  24.79     $  22.18     $  24.61      $  20.56     $  20.44
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.01)        0.03         0.04         0.10          0.12         0.22
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            1.61        (1.07)        2.75         1.97          4.03         3.50
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.60        (1.04)        2.79         2.07          4.15         3.72
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.03)       (0.04)       (0.05)       (0.12)        (0.10)       (0.26)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (2.23)       (3.11)       (0.13)       (4.38)            0        (3.34)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.26)       (3.15)       (0.18)       (4.50)        (0.10)       (3.60)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  19.94     $  20.60     $  24.79     $  22.18      $  24.61     $  20.56
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return*                                     8.43%       (4.52%)      12.66%        8.74%        20.25%       18.10%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $      7     $      4     $      5     $      5      $      3     $      1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      1.83%        1.77%        1.75%        1.76%         1.66%+       1.67%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                          (0.04%)       0.15%        0.18%        0.29%         0.94%+       1.00%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             97%          83%         110%          69%            6%          91%
--------------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended July 31,                           Year Ended
                                              -------------------------------------------------------------   December 31,
                                                2001         2000         1999         1998        1997 (a)       1996
--------------------------------------------------------------------------------------------------------------------------
  CLASS I SHARES **
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  20.68     $  24.87     $  22.23     $  24.64      $  20.57     $  20.45
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.25         0.31         0.29         0.35          0.25         0.44
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities                            1.57        (1.14)        2.74         1.97          4.03         3.49
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.82        (0.83)        3.03         2.32          4.28         3.93
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                            (0.20)       (0.25)       (0.26)       (0.35)        (0.21)       (0.47)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                               (2.23)       (3.11)       (0.13)       (4.38)            0        (3.34)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              (2.43)       (3.36)       (0.39)       (4.73)        (0.21)       (3.81)
                                              --------     --------     --------     --------      --------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $  20.07     $  20.68     $  24.87     $  22.23      $  24.64     $  20.57
                                              ========     ========     ========     ========      ========     ========
--------------------------------------------------------------------------------------------------------------------------
Total return                                      9.56%       (3.59%)      13.81%        9.79%        20.93%       19.20%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $     40     $     57     $    132     $    183      $  1,149     $    996
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                      0.82%        0.77%        0.75%        0.70%         0.67%+       0.66%
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                           1.04%        1.16%        1.20%        1.47%         1.91%+       2.02%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             97%          83%         110%          69%            6%          91%
--------------------------------------------------------------------------------------------------------------------------

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
# Net investment income is based on average shares outstanding during the period.


                                                      GROWTH AND INCOME FUNDS 37

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

Although not a principal investment strategy, the Blue Chip Fund, Equity Index Fund and Strategic Value Fund may invest in foreign securities. The Blue Chip Fund may invest up to 25% of its assets in foreign securities. The Equity Index Fund and Strategic Value Fund may each invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Investments in foreign securities may subject the Funds, and therefore the value of each Fund's shares, to foreign investment risk. For a discussion of this risk, see "Overview of Fund Risks" on page 2.

Although not a principal investment strategy of the Value Fund, the Fund may invest up to 25% of its assets in bonds. Investments in bonds may subject the Fund, and therefore the value of the Fund's shares, to interest rate risk and credit risk. For a discussion of these risks, see "Overview of Fund Risks" on page 2.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

38 GROWTH AND INCOME FUNDS

                                      Notes

                                                      GROWTH AND INCOME FUNDS 39

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth  Fund
Small  Company  Growth  Fund
Special  Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

40 GROWTH AND INCOME FUNDS

                              QUICK REFERENCE GUIDE

1.   Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
        o  check your account
        o  order a statement
        o  get a Fund's current price, yield and total return
        o  buy, redeem or exchange Fund shares

2.   Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
        o  buy, redeem or exchange shares
        o  order applications
        o  get assistance with your account

3.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA 02106-9970
        o  to buy, redeem or exchange shares
        o  to change the registration on your account
        o  for general correspondence

5.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA 02116-5034

6.   Visit us on-line
        www.evergreeninvestments.com

7.   Regular communications you will receive

        Account  Statements  - You will receive  quarterly  statements  for each
                               Fund you invest in. Please review and promptly notify Evergreen of any inaccuracies.

        Confirmation Notices - A confirmation  of your  transaction,  other than
                               SIP and SWP, is sent within five days. Please review and promptly notify Evergreen of any inaccuracies.

        Annual and  Semi-annual reports - You will receive a detailed  financial report  on each  Fund  you  invest  in
                                          twice a year.

        Tax Forms - Each January you will receive any Fund tax  information  you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Growth and Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic requests at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                         SEC File No.: 811-08413
                                                                    (551539 RV2)

[EVERGREEN LOGO]
401 South Tryon Street
Charlotte, NC 28288

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                               CLASS IS PROSPECTUS

Prospectus, December 1, 2001

Evergreen
Growth and Income Funds

Evergreen Equity Index Fund
Evergreen Small Cap Value Fund
Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund)

Class IS

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISKS/RETURN SUMMARIES:

Overview of Fund Risks......................2

Evergreen Equity Index Fund.................4

Evergreen Small Cap Value Fund..............6

Evergreen Strategic Value Fund..............8


GENERAL INFORMATION:

The Funds' Investment Advisor...............10

The Funds' Portfolio Managers...............10

Calculating the Share Price.................10

How to Choose an Evergreen Fund.............10

How to Choose the Share Class
    That Best Suits You.....................10

How to Buy Shares...........................11

How to Redeem Shares........................12

Other Services..............................13

The Tax Consequences of

    Investing in the Funds..................13

Fees and Expenses of the Funds..............13

Financial Highlights........................15

Other Fund Practices........................18

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a combination of current income and capital growth. The proportion of growth versus income varies by Fund. The Evergreen Growth and Income Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security.

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Growth and Income Funds

typically rely on a combination of the following strategies:

o investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuation with a steady stream of income;

o investing in companies whose stock price is lower than what the Fund's portfolio manager believes the true "fundamental" price should be; and

o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o want an investment with moderate volatility relative to more aggressive stock funds; and

o want a combination of growth potential and regular dividend income potential.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal
o    not a deposit of a bank
o    not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk

2 GROWTH AND INCOME FUNDS
characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

                                                      GROWTH AND INCOME FUNDS 3

Equity Index Fund

FUND FACTS:

Goal:
o    Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:
o    Equity Securities listed on S&P 500 Index

Class of Shares
Offered in this
Prospectus:
o    Class IS

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbol:
o    EVISX (Class IS)

Dividend Payment
Schedule:
o    Monthly

INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error," the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

4 GROWTH AND INCOME FUNDS

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%)*

1991    1992  1993  1994   1995  1996  1997   1998  1999  2000
29.18   6.77  9.32  0.29   36.62 22.78 32.55  27.49 20.34 -9.47

Best Quarter:           4th Quarter 1998              +21.22%
Worst Quarter:          3rd Quarter 1998              -10.32%
Year-to-date total return through 9/30/2001 is -20.61%.

The next table lists the Fund's average annual total return for Class IS over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

                 Inception                             Performance
                 Date of    1 year   5 year   10 year     Since
                  Class                                2/14/1985
Class IS         10/9/1996  -9.47%   17.71%   16.66%      15.37%
S&P 500                     -9.10%   18.33%   17.46%      16.49%

* Historical performance shown for Class IS prior to its inception is based on the performance of (1) the Class A shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1998 (2) the Class Y shares of the Fund's predecessor, CoreFund Equity Index Fund, from 6/1/1991 to 10/8/1996 and
(3) the Class Y shares of the Fund's predecessor, Viking Index Fund, from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

               Management   12b-1       Other     Total Fund
                  Fees      Fees       Expenses   Operating
                                                  Expenses+
Class IS          0.32%      0.25%      0.35%      0.92%

+ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.55% for Class IS.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:
1 year           $94
3 years          $293
5 years          $509
10 years         $1,131

                                                      GROWTH AND INCOME FUNDS 5

FUND FACTS:

Goals:
o    Current Income
o    Capital Growth

Principal Investment:
o    Small-Cap U.S. Common Stocks

Class of Shares
Offered in This
Prospectus:
o    Class IS

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

Dividend Payment Schedule:
o    Quarterly

Small Cap Value Fund

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

6 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each calendar year since 10/1/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%)*
1991          1992       1993        1994       1995
                                     -0.65      29.12

1996          1997       1998        1999       2000
22.38         33.62      -9.39       0.99       19.07

Best Quarter:           2nd Quarter 1999       +16.70%
Worst Quarter:          3rd Quarter 1998       -13.36%
Year-to-date total return through 9/30/2001 is -4.60%.

The next table lists the Fund's average annual total return for Class IS over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is a market capitalization-weighted index measuring the performance of those Russell 2000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(For the period ended 12/31/2000)*

                    Inception  1 year   5 year   10 year  Performance
                    Date of                                  Since
                      Class                                10/1/1993
Class IS            6/30/2000  19.07%   12.24%     N/A      12.45%
Russell 2000                   -3.02%   10.31%     N/A      10.87%
Russell 2000 Value             22.83%   12.60%     N/A      12.17%

*Historical performance shown for Class IS prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. These historical returns for Class IS have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.25% for Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
               Management   12b-1       Other        Operating
                  Fees       Fees      Expenses    Expenses+ (a)
Class IS          0.90%      0.25%      0.43%          1.58%
+ The Fund's investment advisor has agreed to waive its management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses to 1.55% for Class IS. (a) Restated for the fiscal year ended 7/31/2001 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:
1 year        $161
3 years       $499
5 years       $860
10 years      $1,878


                                                      GROWTH AND INCOME FUNDS 7

FUND FACTS:

Goals:
o    Long-term Capital Growth
o    Current Income

Principal Investment:
o    Equity Securities of Large U.S. Companies

Class of Shares
Offered in this
Prospectus:
o    Class IS

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbol:
o    ESSSX (Class IS)

Dividend Payment Schedule:
o    Monthly

Strategic Value Fund

INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large companies, typically having a market capitalization over $8.5 billion at the time of investment. Generally, securities selected are common stocks that the Fund's portfolio managers believe are undervalued and exhibit positive trends in their underlying operations and earnings expectations. The Fund intends to seek current income primarily from dividends paid by its equity holdings and to a much lesser extent interest income earned by cash equivalents in which the Fund invests. The Fund's investment in equity securities will be on the basis of various valuation parameters, industry leadership, quality of management, the company's current position and future earnings prospects.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

8 GROWTH AND INCOME FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%)*

1991    1992  1993   1994   1995  1996   1997  1998   1999  2000
21.60   19.32 12.73  1.44   32.87 25.35  31.80 6.10   8.80  4.53

Best Quarter:         4th Quarter 1998   +16.78%
Worst Quarter:        3rd Quarter 1998   -16.24%
Year-to-date total return through 9/30/2001 is -11.21%.

 The next table lists the Fund's average annual total return for Class IS over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Value Index (Russell 1000 Value). Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

                 Inception                             Performance
                 Date of     1 year   5 year   10         Since
                   Class                       year     12/31/1981
Class IS         3/11/1998   4.53%    14.80%   15.96%     15.81%
Russell 1000                 7.01%    16.91%   17.34%     16.71%
Value

* Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 7/31/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                 Total
               Management   12b-1     Other      Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Class IS          0.62%      0.25%      0.15%      1.02%

+ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.01% for Class IS.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:
1 year           $104
3 years          $325
5 years          $563
10 years         $1,248

                                                      GROWTH AND INCOME FUNDS 9

The FundS' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $323.9 billion in consolidated assets as of 10/31/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.8 billion in assets for 104 of the Evergreen Funds as of 10/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

Fund                              % of the Fund's average
                                     daily net assets

Equity Index Fund*                         0.00%**
Small Cap Value Fund                       0.88%
Strategic Value Fund*                      0.61%**
* The Fund changed its fiscal year end from June 30 to July 31 effective July 31, 2001.

** Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

THE FUNDS' PORTFOLIO MANAGERS

Equity Index Fund

Equity Index Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

Small Cap Value Fund and Strategic Value Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Large Cap Value team, with team members responsible for various sectors.

Calculating The Share Price

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by the Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

How To Choose an Evergreen Fund

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

How To Choose The Share Class That Best Suits You

After choosing a Fund, you select a share class. Each Fund offers up to five different share classes. Only Class IS shares are offered in this prospectus.

Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. The minimum initial investment in Class IS shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Class IS shares incur an annual service fee of 0.25% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

10 GROWTH AND INCOME FUNDS

How To Buy Shares

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. (EDI).

------------------ --------------------------------------------------------------------  -------------------------------------------
Method             Opening an Account                                                    Adding to an Account
------------------ --------------------------------------------------------------------  -------------------------------------------
By Phone           o  Call 1-800-343-2898 to set up an account number and get wiring     o  Call the Evergreen Express Line
                      instructions.                                                         at 1-800-346-3858 24 hours a day
                   o  Instruct your bank to wire or transfer your purchase (they may        or to speak with an Evergreen
                      charge a wiring fee).                                                 service representative call
                   o  Complete the account application and mail to:                         1-800-343-2898 between 8 a.m. and
                        Postal Service Address:            Overnight Address                6 p.m. Eastern time, on any
                        Evergreen Service Company, LLC     Evergreen Service Company, LLC   business day.
                        P.O. Box 2121                200 Berkeley St.                    o  If your bank account is set up
                        Boston, MA  02106-9970       Boston, MA  02116-5034                 on file, you can request either:
                   o  Trades received after 4 p.m. Eastern time on market trading           -  Federal Funds Wire (offers
                      days will receive the next market day's closing price.*                  immediate access to funds) or
                                                                                            -  Electronic transfer through the
                                                                                               Automated Clearing House which
                                                                                               avoids wiring fees.
-----------------  -----------------------------------------------------------------------------------------------------------------
By Exchange        o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                      contacting   your   investment   professional   or  an Evergreen   service   representative,    calling   the
                      Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. **
                   o  You can only exchange  shares from your account  within the same  class and under  the same  registration.
                   o  There is no sales charge or redemption fee when  exchanging  Funds within the  Evergreen  Funds  family.
                   o  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*
                   o  Exchanges are limited to three per calendar quarter, but in no event  more  than  five per  calendar  year.
                   o  Exchanges between  accounts which do not have identical  ownership must be made in writing with a signature guarantee  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).
------------------ -----------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

                                                      GROWTH AND INCOME FUNDS 11

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.*
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day. **
                  o  We can either:
                     - wire the proceeds into your bank account (service charges may apply)
                     - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                     - mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                                    Postal Service Address:            Overnight Address
                                    Evergreen Service Company, LLC     Evergreen Service Company, LLC
                                    P.O. Box 2121                      200 Berkeley St.
                                    Boston, MA  02106-9970             Boston, MA  02116-5034
                  o  Your letter of instructions must:
                     - list the Fund name and the account number
                     - indicate the number of shares or dollar value you wish to redeem
                     - be signed by the registered owner(s).
                  o  See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1 million.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o    Commercial Bank
o    Trust Company
o    Savings Association
o    Credit Union
o    Member of a U.S. stock exchange

12 GROWTH AND INCOME FUNDS

Other Services

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find the Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account in amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

The Tax Consequences of Investing in the Funds

You may be taxed in two ways:

o    On Fund distributions (dividends and capital gains)
o    On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly or quarterly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

                                                      GROWTH AND INCOME FUNDS 13

Fees and Expenses of the Funds

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund,  including
portfolio  manager  salaries,   research  costs,  sub-advisory  fees,  corporate
overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class IS shares. Up to 0.75% of the Class IS shares' average daily net assets may be payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.25% of the Class IS shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

14 GROWTH AND INCOME FUNDS

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for Class IS shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                              One-Month                            Year Ended June 30,
                                            Period Ended     -------------------------------------------------------------------
                                          July 31, 2001 (a)    2001          2000         1999 (b)      1998 (b)      1997 (b)(c)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS IS SHARES
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   45.95      $   54.73     $   52.04     $   46.27     $   37.37     $   29.62
                                              =========      =========     =========     =========     =========     =========
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.02           0.36          0.41          0.45          0.49          0.32
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
  on securities and futures contracts             (0.49)         (8.57)         3.07          8.81         10.12          8.05
                                              ---------      ---------     ---------     ---------     ---------     ---------
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (0.47)         (8.21)         3.48          9.26         10.61          8.37
                                              ---------      ---------     ---------     ---------     ---------     ---------
--------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             (0.02)         (0.32)        (0.43)        (0.40)        (0.47)        (0.38)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains                                    0          (0.25)        (0.36)        (3.09)        (1.24)        (0.24)
                                              ---------      ---------     ---------     ---------     ---------     ---------
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders               (0.02)         (0.57)        (0.79)        (3.49)        (1.71)        (0.62)
                                              ---------      ---------     ---------     ---------     ---------     ---------
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $   45.46      $   45.95     $   54.73     $   52.04     $   46.27     $   37.37
                                              =========      =========     =========     =========     =========     =========
--------------------------------------------------------------------------------------------------------------------------------
Total return                                      (1.02%)       (15.10%)        6.74%        21.70%        29.17%        28.58%
--------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)         $  13,883      $  14,173     $  18,708     $  38,051     $  11,944     $   4,507
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                       0.55%+         0.55%         0.55%         0.55%         0.38%         0.37%+
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            0.68%+         0.71%         0.79%         0.95%         1.19%         1.51%+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               0%            17%           12%           21%           12%           11%
--------------------------------------------------------------------------------------------------------------------------------

(a) For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.
(b) On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Select Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund, Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
(c)   For the period from October 9, 1996 (commemcement of class operations)
      to June 30, 1997.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                     GROWTH AND INCOME FUNDS  15

--------------------------------------------------------------------------------
                                    EVERGREEN

                              Small Cap Value Fund
--------------------------------------------------------------------------------

                                                               Year Ended July 31,
                                                            --------------------------
                                                              2001         2000 (a)
--------------------------------------------------------------------------------------
   CLASS IS SHARES
--------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   15.43     $   15.61
                                                            =========     =========
--------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------
Net investment income (loss)                                    (0.01)            0
--------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities        4.35         (0.18)
                                                            ---------     ---------
--------------------------------------------------------------------------------------
Total from investment operations                                 4.34         (0.18)
                                                            ---------     ---------
--------------------------------------------------------------------------------------

Net asset value, end of period                              $   19.77     $   15.43
                                                            =========     =========
--------------------------------------------------------------------------------------
Total return                                                    28.13%        (1.15%)
--------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------
Net assets, end of period (thousands)                       $   1,479     $   1,355
--------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                     1.56%         1.78%+
--------------------------------------------------------------------------------------
  Net investment loss                                           (0.07%)       (0.02%)+
--------------------------------------------------------------------------------------
Portfolio turnover rate                                            98%          138%
--------------------------------------------------------------------------------------

(a) For the period from June 30, 2000 (commencement of class operations) to July 31, 2000.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.


16 GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN             (formerly, Evergreen
                                                          Select Strategic Value
                              Strategic Value Fund        Fund)
--------------------------------------------------------------------------------

                                                           One-Month                    Year Ended June 30,
                                                         Period Ended     ------------------------------------------------
                                                       July 31, 2001 (a)    2001         2000         1999      1998 (b)
--------------------------------------------------------------------------------------------------------------------------
   CLASS IS SHARES
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 229.89      $ 213.16     $ 237.23     $226.04     $ 223.08
                                                            ========      ========     ========     =======     ========
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.10          1.72         1.93        2.87         0.61
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities       0.50         19.55       (19.45)      15.62         3.13
                                                            --------      --------     --------     -------     --------
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                0.60         21.27       (17.52)      18.49         3.74
                                                            --------      --------     --------     -------     --------
--------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                          (0.06)        (1.72)       (2.36)      (2.41)       (0.78)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains                                                 0         (2.82)       (4.19)      (4.89)           0
                                                            --------      --------     --------     -------     --------
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                            (0.06)        (4.54)       (6.55)      (7.30)       (0.78)
                                                            --------      --------     --------     -------     --------
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                              $ 230.43      $ 229.89     $ 213.16     $237.23     $ 226.04
                                                            ========      ========     ========     =======     ========
--------------------------------------------------------------------------------------------------------------------------
Total return                                                    0.26%        10.06%       (7.56%)      8.60%        1.68%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                       $  9,884      $ 10,093     $  6,724     $ 1,810     $  1,327
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                    1.01%+        1.01%        1.00%       0.96%        1.00%+
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                         0.54%+        0.75%        0.87%       1.34%        0.93%+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            3%           38%          31%         41%          12%
--------------------------------------------------------------------------------------------------------------------------

(a) For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense redutions but includes fee waivers.


                                                      GROWTH AND INCOME FUNDS 17

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge the Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

Equity Index Fund and Strategic Value Fund may invest up to 10% of their assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

18 GROWTH AND INCOME FUNDS

                              EVERGREEN
                                NOTES

                                                      GROWTH AND INCOME FUNDS 19

                            Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth  Fund
Small  Company  Growth  Fund
Special  Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

20 GROWTH AND INCOME FUNDS

1.   Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
      o check your account
      o order a statement
      o get a Fund's current price, yield and total return
      o buy, redeem or exchange Fund shares

2.   Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time to
      o buy, redeem or exchange shares
      o order applications
      o get assistance with your account

3.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time

4.   Write us a letter
      Evergreen Service Company, LLC
      P.O. Box 2121
      Boston, MA  02106-9970
        o to buy, redeem or exchange shares
        o to change the registration on your account
        o for general correspondence


5.   For express, registered or certified mail
      Evergreen Service Company, LLC
      200 Berkeley St.
      Boston, MA  02116-5034

6.   Visit us on-line
      www.evergreeninvestments.com

7.    Regular communications you will receive

     Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Growth and Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                         SEC File No.: 811-08413
                                                                      554338 RV2
[EVERGREEN LOGO]
401 South Tryon Street
Charlotte, NC 28288

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                             EVERGREEN EQUITY TRUST
                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                             GROWTH AND INCOME FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2001

                Evergreen Blue Chip Fund ("Blue Chip Fund")
             Evergreen Equity Income Fund ("Equity Income Fund")
               Evergreen Equity Index Fund ("Equity Index Fund")
          Evergreen Growth and Income Fund ("Growth and Income Fund")
            Evergreen Small Cap Value Fund ("Small Cap Value Fund")
           Evergreen Strategic Value Fund ("Strategic Value Fund")
                (formerly Evergreen Select Strategic Value Fund)
                     Evergreen Value Fund ("Value Fund")

                     (Each a "Fund"; together, the "Funds")

Each Fund is a series of an open-end management investment company known as either Evergreen Equity Trust or Evergreen Select Equity Trust (each a "Trust").

This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated December 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A, Class B, Class C and Class I (formerly Class Y) shares of each Fund (except for Strategic Value Fund which offers Class I shares only) and one offering Class IS shares of Equity Index Fund, Small Cap Value Fund and Strategic Value Fund. You may obtain each prospectus by calling (800) 343-2898 or downloading it off out website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain  information  may be  incorporated  by  reference  to the Funds'  Annual
Reports: one for all Funds, except Equity Index Fund and Strategic Value Fund, dated July 31, 2001 and one for Equity Index Fund and Strategic Value Fund dated as of July 31, 2001 and June 30, 2001. You may obtain a copy of each Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...............................................................1-1
INVESTMENT POLICIES.........................................................1-1
OTHER SECURITIES AND PRACTICES..............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES............................................1-3
EXPENSES....................................................................1-7
PERFORMANCE................................................................1-13
COMPUTATION OF CLASS A OFFERING............................................1-14
SERVICE PROVIDERS..........................................................1-15
FINANCIAL STATEMENTS.......................................................1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...............2-1
PURCHASE AND REDEMPTION OF SHARES..........................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS........................................2-19
PRICING OF SHARES..........................................................2-22
PERFORMANCE CALCULATIONS...................................................2-23
PRINCIPAL UNDERWRITER......................................................2-24
DISTRIBUTION EXPENSES UNDER RULE 12b-1.....................................2-25
TAX INFORMATION............................................................2-29
BROKERAGE..................................................................2-32
ORGANIZATION...............................................................2-33
INVESTMENT ADVISORY AGREEMENT..............................................2-34
MANAGEMENT OF THE TRUST....................................................2-35
CORPORATE AND MUNICIPAL BOND RATINGS.......................................2-38
ADDITIONAL INFORMATION.....................................................2-47

                                     PART 1
                                 TRUST HISTORY

         Each Trust is an open-end management investment company which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of its respective Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part. On May 11, 2001, Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund) changed its name.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1   Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

1-1

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. Each Fund does not consider covered dollar rolls to be "borrowings" for purposes of this restriction.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases and decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

1-2

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Agency Securities
When-Issued,   Delayed-Delivery   and  Forward   Commitment   Transactions  (not
   applicable to Small Cap Value Fund)
Repurchase  Agreements
Reverse  Repurchase Agreements
Securities   Lending
Convertible   Securities
Preferred Stocks (applicable to Equity Index Fund and Strategic Value Fund) Warrants (applicable to Blue Chip Fund, Equity Index Fund and Strategic Value
   Fund)
Swaps, Caps, Floors and Collars (not applicable to Equity Index Fund,  Strategic
   Value Fund and Value Fund)
Options and Futures Strategies
Obligations of Foreign  Branches of U.S. Banks  (applicable to Equity Index Fund and Strategic Value Fund)
Obligations of U.S.  Branches of Foreign Banks  (applicable to Equity Index Fund and Strategic Value Fund)
Foreign Securities
Foreign  Currency  Transactions  (not  applicable  to Growth and Income Fund and
   Small Cap Fund)
High Yield,  High Risk Bonds  (applicable  to Equity  Income Fund and Growth and
   Income Fund)
Illiquid and Restricted  Securities
Investment  in Other  Investment  Companies
Short Sales (applicable to Equity Income Fund and Growth and Income Fund) Master Demand Notes (applicable to Strategic Value Fund)
Payment-in-kind  Securities  (not  applicable to Equity Index Fund and Strategic
   Value Fund)
Zero Coupon "Stripped" Bonds (applicable to Growth and Income Fund)
Real Estate  Investment  Trusts (not  applicable  to Blue Chip Fund,  Growth and
   Income Fund and Value Fund))
Limited Partnerships (applicable to Blue Chip Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 1, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 1, 2001.

----------------------------------------------------------------
Blue Chip Fund
Class A shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Blue Chip Fund
Class B shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------

1-3

----------------------------------------------------------------
Blue Chip Fund
Class C shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Blue Chip Fund
Class I shares
---------------------------------------------------- -----------
First Union National Bank                            64.04%
Cash Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------
First Union National Bank                            12.49%
Reinvest Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------
First Union National Bank                            9.33%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------
First Union National Bank                            7.77%
Cash/Reinvest Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------
Equity Income Fund
Class A shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Equity Income Fund
Class B shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Equity Income Fund
Class C shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Equity Income Fund
Class I shares
---------------------------------------------------- -----------
                                                     None
---------------------------------------------------- -----------
Equity Index Fund
Class A shares
---------------------------------------------------- -----------
First Union National Bank                            6.79%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------
MLPF&S for Sole Benefit of its Customers             6.27%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------
Colsa Corporation 401K PSP                           5.47%
P.O. Box 96211
Washington, DC 20090-6311
---------------------------------------------------- -----------
Equity Index Fund
Class B shares
---------------------------------------------------- -----------
MLPF&S for Sole Benefit of its Customers             5.48%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------
Equity Index Fund
Class C shares
---------------------------------------------------- -----------
MLPF&S for Sole Benefit of its Customers             16.84%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------

1-4

-----------------------------------------------------------------
Equity Index Fund
Class I shares
---------------------------------------------------- ------------
First Union National Bank                            58.12%
Reinvest Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
First Union National Bank                            26.36%
Cash Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
First Union National Bank                            7.22%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
Equity Index Fund
Class IS shares
---------------------------------------------------- ------------
First Union National Bank                            7.85%
Reinvest Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
AG Edwards & Sons, Inc. FBO                          5.22%
AG Edwards & Sons FAO
PA Builders Association
One North Jefferson
St. Louis, MO 63103-2287
---------------------------------------------------- ------------
Growth and Income Fund
Class A shares
---------------------------------------------------- ------------
                                                     None
---------------------------------------------------- ------------
Growth and Income Fund
Class B shares
---------------------------------------------------- ------------
                                                     None
---------------------------------------------------- ------------
Growth and Income Fund
Class C shares
---------------------------------------------------- ------------
MLPF&S for Sole Benefit of its Customers             17.61%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- ------------
Growth and Income Fund
Class I shares
---------------------------------------------------- ------------
First Union National Bank                            24.36%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
First Union National Bank                            19.39%
Cash Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
First Union National Bank                            18.32%
Reinvest Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
Charles Schwab & Co., Inc.                           5.29%
Special Custody Account FBO
Exclusive Benefit of Customers
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- ------------

1-5

-----------------------------------------------------------------
Small Cap Value Fund
Class A shares
---------------------------------------------------- ------------
VALIC                                                32.74%
Woodson Tower, L7-01
2919 Allen Parkway
Houston, TX 77019-2142
---------------------------------------------------- ------------
Small Cap Value Fund
Class B shares
---------------------------------------------------- ------------
MLPF&S for Sole Benefit of its Customers             6.70%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- ------------
Small Cap Value Fund
Class C shares
---------------------------------------------------- ------------
MLPF&S for Sole Benefit of its Customers             7.95%
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- ------------
Small Cap Value Fund
Class I shares
---------------------------------------------------- ------------
First Union National Bank                            64.12%
Reinvest Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
---------------------------------------------------- ------------
First Union National Bank                            27.41%
Cash Account
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- ------------
Small Cap Value Fund
Class IS shares
---------------------------------------------------- ------------
Desales University                                   99.21%
2755 Station Avenue
Center Valley, PA 18034
---------------------------------------------------- ------------
Strategic Value Fund
Class I shares
---------------------------------------------------- ------------
First Union National Bank                            49.26%
Cash Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
First Union National Bank                            47.04%
Reinvest Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
Strategic Value Fund
Class IS shares
---------------------------------------------------- ------------
First Union National Bank                            24.85%
Reinvest Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
First Union National Bank                            13.14%
Cash Account
401 South Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- ------------
Value Fund
Class A shares
---------------------------------------------------- ------------
                                                     None
---------------------------------------------------- ------------
Value Fund
Class B shares
---------------------------------------------------- ------------
                                                     None
---------------------------------------------------- ------------
1-6

-----------------------------------------------------------------
Value Fund
Class C shares
---------------------------------------------------- ------------
Donaldson Lufkin Jenrette                            9.42%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- ------------
Value Fund
Class I shares
---------------------------------------------------- ------------
First Union National Bank                            48.77%
Trust Accounts
301 South Tryon Street, 11th Floor, CMG 1151
Charlotte, NC 28202-1915
---------------------------------------------------- ------------
First Union National Bank                            34.996%
Trust Accounts
301 South Tryon Street, 11th Floor, CMG 1151
Charlotte, NC 28202-1915
---------------------------------------------------- ------------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC is a wholly owned subsidiary of First Union National Bank (FUNB). FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). Prior to May 11, 2001, the investment advisor to Equity Index Fund and Strategic Value Fund was Evergreen Institutional Asset Management (formerly First Capital Group), a wholly owned subsidiary of FUNB. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:


                  ---------------------------------- -----------------
                  Average Daily Net Assets                 Fee
                  ---------------------------------- -----------------
                         first $100 million               0.61%
                  ---------------------------------- -----------------
                          next $100 million               0.56%
                  ---------------------------------- -----------------
                          next $100 million               0.51%
                  ---------------------------------- -----------------
                          next $100 million               0.46%
                  ---------------------------------- -----------------
                          next $100 million               0.41%
                  ---------------------------------- -----------------
                          next $500 million               0.36%
                  ---------------------------------- -----------------
                          next $500 million               0.31%
                  ---------------------------------- -----------------
                          over $1.5 billion               0.26%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Equity Income Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                         first $500 million               0.725%
                  ---------------------------------- -----------------
                          next $500 million               0.700%
                  ---------------------------------- -----------------
                           over $1 billion                0.675%
                  ---------------------------------- -----------------

1-7

         EIMC is entitled to receive from Growth and Income Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                         first $500 million               0.775%
                  ---------------------------------- -----------------
                          next $750 million               0.750%
                  ---------------------------------- -----------------
                          next $750 million               0.700%
                  ---------------------------------- -----------------
                           over $2 billion                0.675%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Small Cap Value Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                         first $250 million               0.90%
                  ---------------------------------- -----------------
                          next $750 million               0.80%
                  ---------------------------------- -----------------
                           over $1 billion                0.70%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from the Equity Index Fund an annual fee equal to 0.32% of its average daily net assets. EIMC is entitled to receive from the Strategic Value Fund an annual fee equal to 0.62% of its average daily net assets. EIMC is entitled to receive from the Value Fund an annual fee equal to 0.42% of its average daily net assets.

Advisory Fees Paid

         Below are the advisory fees accrued or paid by each Fund for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by Equity Index Fund and Strategic Value Fund were paid to each Fund's previous investment advisor.

=================================================================================================================
Fund/Fiscal Year or Period                                     Advisory Fees Paid        Advisory Fees Waived
=================================================================================================================
Year or Period Ended July 31, 2001
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                                     $3,864,268                     $0
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                 $7,690,593                  $113,151
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund (a)                                               $187,366                   $187,366
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund (b)                                              $2,422,549                 $2,422,549
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                               $2,278,370                  $26,755
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund (a)                                            $425,227                    $5,703
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund (b)                                           $4,999,161                  $44,402
-----------------------------------------------------------------------------------------------------------------
Value Fund                                                         $2,616,570                     $0
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended July 31, 2000
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                                     $4,052,109                     $0
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                 $9,045,828                  $10,198
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund (c)                                              $2,984,990                 $2,403,203
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $13,764,717                     $0
=================================================================================================================

1-8

=================================================================================================================
Small Cap Value Fund                                               $1,832,163                   $2,744
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund (c)                                           $4,821,525                  $298,913
-----------------------------------------------------------------------------------------------------------------
Value Fund                                                         $3,548,365                     $0
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended July 31, 1999
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                                     $2,858,644                     $0
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                 $8,634,036                     $0
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund (d)                                              $1,802,977                 $1,159,599
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $17,519,113                     $0
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                               $2,765,667                     $0
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund (d)                                           $2,384,266                  $340,610
-----------------------------------------------------------------------------------------------------------------
Value Fund                                                         $4,710,657                     $0
=================================================================================================================

(a) For the one month ended July 31, 2001. The Equity Index Fund and the Strategic Value Fund changed their fiscal year end from June 30 to July 31, effective July 31, 2001.
(b)  Year ended June 30, 2001
(c)  Year ended June 30, 2000
(d)  Year ended June 30, 1999


Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to their formerly affiliated broker-dealer, Lieber & Company, and to First Union Securities, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

=========================================================================================
    Fund/Fiscal Year or Period    Total Paid to All   Total Paid to     Total Paid to
                                       Brokers       Lieber & Company    First Union
                                                                       Securities, Inc.
-----------------------------------------------------------------------------------------
Year Ended July 31, 2001
-----------------------------------------------------------------------------------------
Blue Chip Fund                        $2,911,029            $0             $372,205
-----------------------------------------------------------------------------------------
Equity Income Fund                    $1,311,737          $6,215           $180,494
-----------------------------------------------------------------------------------------
Equity Index Fund (a)                  $24,092              $0             $11,173
-----------------------------------------------------------------------------------------
Equity Index Fund (b)                  $177,767             $0                $0
-----------------------------------------------------------------------------------------
Growth and Income Fund                 $996,460           $1,667           $275,649
-----------------------------------------------------------------------------------------
Small Cap Value Fund                   $788,807           $3,390           $125,942
-----------------------------------------------------------------------------------------
Strategic Value Fund (a)               $60,735              $0              $4,705
-----------------------------------------------------------------------------------------
Strategic Value Fund (b)               $763,709             $0                $0
-----------------------------------------------------------------------------------------
Value Fund                            $1,270,974            $0             $125,096
-----------------------------------------------------------------------------------------
Year Ended July 31, 2000
-----------------------------------------------------------------------------------------
Blue Chip Fund                        $1,942,712            $0                $0
-----------------------------------------------------------------------------------------
Equity Income Fund                    $3,233,802         $712,353             $0
-----------------------------------------------------------------------------------------
Equity Index Fund (c)                  $103,944             $0                $0
-----------------------------------------------------------------------------------------
Growth and Income Fund                $2,734,623        $1,624,351            $0
-----------------------------------------------------------------------------------------
Small Cap Value Fund                   $646,697          $242,766             $0
-----------------------------------------------------------------------------------------
Strategic Value Fund (c)               $784,532             $0                $0
-----------------------------------------------------------------------------------------
Value Fund                            $1,652,983            $0                $0
-----------------------------------------------------------------------------------------
Year Ended July 31, 1999
-----------------------------------------------------------------------------------------
Blue Chip Fund                        $1,128,579            $0                $0
-----------------------------------------------------------------------------------------
Equity Income Fund                    $2,647,692        $1,734,853            $0
-----------------------------------------------------------------------------------------
Equity Index Fund (d)                  $155,575             $0                $0
=========================================================================================

1-9

=========================================================================================
Growth and Income Fund                $2,254,572        $2,145,290            $0
-----------------------------------------------------------------------------------------
Small Cap Value Fund                   $410,670          $322,591             $0
-----------------------------------------------------------------------------------------
Strategic Value Fund (d)               $519,440             $0                $0
-----------------------------------------------------------------------------------------
Value Fund                            $2,327,193            $0                $0
=========================================================================================

(a) For the one month ended July 31, 2001. The Funds changed their fiscal year end from June 30 to July 31, effective July 31, 2001.
(b)  For the year ended June 30, 2001.
(c)  For the year ended June 30, 2000.
(d)  For the year ended June 30, 1999.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended July 31, 2001, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and FUSI and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company and FUSI. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

============================================================================================================================
            Fund                  Percentage of           Percentage of            Percentage of          Percentage of
                              Commissions to Lieber       Commissionable       Commissions to First      Commissionable
                                    & Company          Transactions through   Union Securities, Inc.  Transactions through
                                                         Lieber & Company                                  First Union
                                                                                                         Securities, Inc.
============================================================================================================================
Blue Chip Fund                        0.00%                   0.00%                   12.79%                  8.56%
----------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                    0.47%                   0.29%                   13.76%                 14.05%
----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund (a)                 0.00%                   0.00%                   46.37%                 17.61%
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                0.17%                   0.11%                   27.66%                 23.15%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  0.43%                   0.61%                   15.97%                 12.81%
----------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund (a)              0.00%                   0.00%                    7.75%                  5.38%
----------------------------------------------------------------------------------------------------------------------------
Value Fund                            0.00%                   0.00%                    9.84%                  8.05%
============================================================================================================================

(a) For the one month ended July 31, 2001. The Equity Index Fund and Strategic Value Fund changed their fiscal year end from June 30 to July 31, effective July 31, 2001.

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

1-10

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

===============================================================================================
               Fiscal Year/Fund                  Total Underwriting         Underwriting
                                                     Commissions        Commissions Retained
===============================================================================================
Year or Period Ended July 31, 2001
-----------------------------------------------------------------------------------------------
Blue Chip Fund                                       $3,144,788                $52,140
-----------------------------------------------------------------------------------------------
Equity Income Fund                                    $734,578                 $6,513
-----------------------------------------------------------------------------------------------
Equity Index Fund (a)                                 $376,393                   $66
-----------------------------------------------------------------------------------------------
Equity Index Fund (b)                                $5,154,604                $3,940
-----------------------------------------------------------------------------------------------
Growth and Income Fund                                $596,213                 $10,675
-----------------------------------------------------------------------------------------------
Small Cap Value Fund                                  $620,771                 $9,218
-----------------------------------------------------------------------------------------------
Strategic Value Fund (a)                                 $0                      $0
-----------------------------------------------------------------------------------------------
Strategic Value Fund (b)                                 $0                      $0
-----------------------------------------------------------------------------------------------
Value Fund                                            $458,813                 $15,428
-----------------------------------------------------------------------------------------------
Year or Period Ended July 31, 2000
-----------------------------------------------------------------------------------------------
Blue Chip Fund                                       $9,899,020               $157,198
-----------------------------------------------------------------------------------------------
Equity Income Fund                                    $146,204                 $2,012
-----------------------------------------------------------------------------------------------
Equity Index Fund (c)                                $4,861,332                $41,527
-----------------------------------------------------------------------------------------------
Growth and Income Fund                               $1,175,105                $16,212
-----------------------------------------------------------------------------------------------
Small Cap Value Fund                                  $249,144                   $0
-----------------------------------------------------------------------------------------------
Strategic Value Fund (c)                                 $0                      $0
-----------------------------------------------------------------------------------------------
Value Fund                                            $416,107                 $7,276
-----------------------------------------------------------------------------------------------
Year Ended July 31, 1999
-----------------------------------------------------------------------------------------------
Blue Chip Fund                                       $1,387,879                $55,530
-----------------------------------------------------------------------------------------------
Equity Income Fund                                    $145,172                 $11,661
-----------------------------------------------------------------------------------------------
Equity Index Fund (d)                                $2,870,462                  $0
-----------------------------------------------------------------------------------------------
Growth and Income Fund                               $1,065,602                $36,299
-----------------------------------------------------------------------------------------------
Small Cap Value Fund                                  $472,825                 $35,233
-----------------------------------------------------------------------------------------------
Strategic Value Fund (d)                                 $0                      $0
-----------------------------------------------------------------------------------------------
Value Fund                                            $193,003                 $16,490
===============================================================================================

(a) For the one month ended July 31, 2001. The Equity Index Fund and the Strategic Value Fund changed their fiscal year end from June 30 to July 31, effective July 31, 2001.
(b)      For the year ended June 30, 2001
(c)      For the year ended June 30, 2000
(d)      For the year ended June 30, 1999


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

===========================================================================================================================
           Fund          Class A                 Class B                      Class C                    Class IS
---------------------------------------------------------------------------------------------------------------------------
                       Service Fees    Distribution    Service     Distribution   Service Fees         Service Fees
                                       Fees            Fees        Fees
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund           $997,996       $3,216,388    $1,072,129     $163,762       $54,588                $0
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund       $163,481       $1,269,931     $423,310      $89,522        $29,841                $0
===========================================================================================================================

1-11

===========================================================================================================================
Equity Index Fund (a)    $18,926         $126,316       $42,105       $71,082        $23,694              $2,870
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund (b)    $206,657       $1,501,778     $500,593      $587,283       $195,761              $40,807
---------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund   $442,619       $4,557,318    $1,519,107     $161,404        $53,801                $0
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund     $159,551        $569,528      $189,843      $115,358        $38,453              $3,590
---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund (a)    $0              $0            $0            $0             $0                 $2,038
---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund (b)    $0              $0            $0            $0             $0                 $21,219
-----------------------------------------------------------------------------------------------------------------------------------
Value Fund                       $946,131       $1,441,006     $480,335       $35,972        $11,991                $0
===================================================================================================================================

(a) For the one month ended July 31, 2001. The Equity Index Fund and the Strategic Value Fund changed their fiscal year end from June 30 to July 31, effective July 31, 2001.
(b)      For the year ended June 30, 2001


Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the twelve months ended July 31, 2001 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

================================================================================
                                                     Total Compensation from the
                            Aggregate Compensation   Evergreen Fund Complex for
           Trustee        from Trust for fiscal year   the twelve months ended
                                ended 7/31/2001              12/31/2000*
--------------------------------------------------------------------------------
Laurence B. Ashkin**                $4,229                     $82,500
--------------------------------------------------------------------------------
Charles A. Austin, III              $6,677                     $88,500
--------------------------------------------------------------------------------
Arnold H. Dreyfuss**                $4,447                     $83,000
--------------------------------------------------------------------------------
K. Dun Gifford                      $7,372                     $91,500
--------------------------------------------------------------------------------
James S. Howell***                  $2,752                     $38,750
--------------------------------------------------------------------------------
Leroy Keith, Jr.                    $6,301                     $83,000
--------------------------------------------------------------------------------
Gerald M. McDonnell                 $6,706                     $88,500
--------------------------------------------------------------------------------
Thomas L. McVerry                   $7,022                     $98,500
--------------------------------------------------------------------------------
Louis W. Moelchert, Jr.             $6,301                     $83,000
--------------------------------------------------------------------------------
William Walt Pettit                 $6,706                     $88,500
--------------------------------------------------------------------------------
David M. Richardson                 $6,706                     $88,500
--------------------------------------------------------------------------------
Russell A. Salton, III              $7,225                    $101,000
--------------------------------------------------------------------------------
Michael S. Scofield                 $8,411                    $112,000
--------------------------------------------------------------------------------
Richard J. Shima                    $6,332                     $83,000
--------------------------------------------------------------------------------
Richard K. Wagoner                  $6,677                     $88,500
================================================================================

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin             $26,550
Howell             $27,125
McDonnell          $88,500
McVerry            $98,500
Pettit             $88,500
Salton            $101,000
Scofield           $65,100

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

1-12

                                   PERFORMANCE
Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 2001. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
                                                                          Ten Years or Since
         Fund/Class                 One Year             Five Years       Inception Date of    Inception Date of
                                                                                Class                Class
===================================================================================================================
Blue Chip Fund (1)
-------------------------------------------------------------------------------------------------------------------
Class A                              -25.04%               10.85%               9.81%              01/20/1998
-------------------------------------------------------------------------------------------------------------------
Class B                              -24.72%               11.30%               10.16%             09/11/1935
-------------------------------------------------------------------------------------------------------------------
Class C                              -22.53%               11.61%               10.19%             01/22/1998
-------------------------------------------------------------------------------------------------------------------
Class I                              -20.26%               12.07%               10.41%             04/30/1999
-------------------------------------------------------------------------------------------------------------------
Equity Income Fund (2)
-------------------------------------------------------------------------------------------------------------------
Class A                               3.82%                10.19%               9.68%              01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class B                               4.31%                10.41%               9.80%              01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class C                               7.31%                10.68%               9.79%              01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class I                              10.43%                11.79%               10.50%             08/31/1978
-------------------------------------------------------------------------------------------------------------------
Equity Index Fund (3)
-------------------------------------------------------------------------------------------------------------------
Class A                              -19.54%               13.35%               13.03%             11/4/1998
-------------------------------------------------------------------------                     ---------------------
Class B                              -19.50%               13.99%               13.47%             11/3/1998
-------------------------------------------------------------------------------------------------------------------
Class C                              -16.95%               14.34%               13.53%             4/30/1999
-------------------------------------------------------------------------------------------------------------------
Class I                              -14.41%               14.86%               13.79%             2/14/1985
-------------------------------------------------------------------------------------------------------------------
Class IS                             -14.63%               14.65%               13.68%             10/9/1996
-------------------------------------------------------------------------------------------------------------------
Growth and Income Fund (2)
-------------------------------------------------------------------------------------------------------------------
Class A                              -16.44%               7.65%                11.38%             01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class B                              -15.88%               7.82%                11.51%             01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class C                              -13.57%               8.11%                11.51%             01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class I                              -11.14%               9.20%                12.23%             10/15/1986
-------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund (4)
-------------------------------------------------------------------------------------------------------------------
Class A                              20.75%                12.53%               12.09%             01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class B                              22.12%                12.75%               12.22%             01/03/1995
-------------------------------------------------------------------------------------------------------------------
Class C                              25.17%                12.98%               12.19%             01/24/1995
-------------------------------------------------------------------------------------------------------------------
Class I                              28.45%                14.15%               13.18%             10/01/1993
-------------------------------------------------------------------------------------------------------------------
Class IS                             28.13%                14.09%               13.14%             06/30/2000
-------------------------------------------------------------------------------------------------------------------
Strategic Value Fund (5)
-------------------------------------------------------------------------------------------------------------------
Class I                               9.83%                13.99%               14.45%             11/24/1997
-------------------------------------------------------------------------------------------------------------------
Class IS                              9.51%                13.71%               14.17%             3/11/1998
-------------------------------------------------------------------------------------------------------------------
Value Fund (6)
-------------------------------------------------------------------------------------------------------------------
Class A                               2.96%                11.86%               11.57%             04/12/1985
-------------------------------------------------------------------------------------------------------------------
Class B                               3.54%                12.10%               11.56%             02/02/1993
-------------------------------------------------------------------------------------------------------------------
Class C                               6.49%                12.36%               11.66%             09/02/1994
-------------------------------------------------------------------------------------------------------------------
Class I                               9.56%                13.48%               12.53%             01/03/1991
===================================================================================================================

1-13

(1) Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of the each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

(2) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(3) Historical performance shown for Class I prior to its inception is based on the performance of Class Y of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to its inception is based on the performance of (1) Class A of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1997
     (2) Class Y of the Fund's predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and (3) Class Y of the Fund's predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of (1) Class I from 7/27/1998 to the inception of Classes A, B and C, (2) Class Y of the Fund's predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) Class Y of the Fund's predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

(4) Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

(5) Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class IS would have been lower. Prior to 11/24/1997 the returns for Class I and Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

(6) Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at the end of July 31, 2001. For more information, see "Purchase, Redemption and Pricing of Shares."

==============================================================================
               Fund      Net Asset Value    Sales Charge     Offering Price
                            Per Share        Per Share         Per Share
------------------------------------------------------------------------------
Blue Chip Fund                $25.69           5.75%             $27.26
------------------------------------------------------------------------------
Equity Income Fund            $22.14           5.75%             $23.49
------------------------------------------------------------------------------
Equity Index Fund             $45.47           5.75%             $48.24
==============================================================================

1-14

==============================================================================
Growth and Income Fund        $23.92           5.75%             $25.38
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Small Cap Value Fund          $19.73           5.75%             $20.93
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Value Fund                    $20.06           5.75%             $21.28
==============================================================================

Current Yield

         Below are the current yields for each class of shares of Equity Index Fund as of July 31, 2001. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

=======================================================================
                                   30-Day Yield
-----------------------------------------------------------------------
          Fund       Class A   Class B   Class C   Class I   Class IS
-----------------------------------------------------------------------
Equity Index Fund     0.75%     0.06%     0.06%     1.04%      0.80%
=======================================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, a subsidiary of Wachovia, serves as administrator for the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets.

         Below are the administrative fees paid by each Fund for the last three fiscal periods or years. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

=====================================================================
Fund/Fiscal Year or Period                     Administrative Fees
                                                       Paid
---------------------------------------------------------------------
Year or Period Ended July 31, 2001
---------------------------------------------------------------------
Blue Chip Fund                                       $865,596
---------------------------------------------------------------------
Equity Income Fund                                   $983,664
---------------------------------------------------------------------
Equity Index Fund (a)                                $58,552
---------------------------------------------------------------------
Equity Index Fund (b)                                $757,047
---------------------------------------------------------------------
Growth and Income Fund                              $1,188,440
---------------------------------------------------------------------
Small Cap Value Fund                                 $254,903
---------------------------------------------------------------------
Strategic Value Fund (a)                             $68,585
---------------------------------------------------------------------
Strategic Value Fund (b)                             $806,316
---------------------------------------------------------------------
Value Fund                                           $622,993
---------------------------------------------------------------------
Year or Period Ended July 31, 2000
---------------------------------------------------------------------
Blue Chip Fund                                       $524,311
---------------------------------------------------------------------
Equity Income Fund                                   $552,889
---------------------------------------------------------------------
Equity Index Fund ( c )                              $527,051
---------------------------------------------------------------------
Growth and Income Fund                               $893,099
---------------------------------------------------------------------
Small Cap Value Fund                                 $98,324
---------------------------------------------------------------------
Strategic Value Fund ( c )                           $440,792
---------------------------------------------------------------------
Value Fund                                           $483,028
=====================================================================

1-15

=====================================================================
Year Ended July 31, 1999
---------------------------------------------------------------------
Blue Chip Fund                                       $70,063
---------------------------------------------------------------------
Equity Income Fund                                      $0
---------------------------------------------------------------------
Equity Index Fund (d)                                $86,062
---------------------------------------------------------------------
Growth and Income Fund                                  $0
---------------------------------------------------------------------
Small Cap Value Fund                                    $0
---------------------------------------------------------------------
Strategic Value Fund (d)                             $70,246
---------------------------------------------------------------------
Value Fund                                           $192,070
=====================================================================
(a) For the one month ended July 31, 2001. The Equity Index Fund and the Strategic Value Fund changed their fiscal year end from June 30 to July 31, effective July 31, 2001.
(b)      For the year ended June 30, 2001
(c)      For the year ended June 30, 2000
(d)      For the year ended June 30, 1999


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of Wachovia, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Fund pays ESC annual fees as follows:

---------------------------- ----------------- --------------------
                              Annual Fee Per     Annual Fee Per
                              Open Account*     Closed Account**
Fund Type
---------------------------- ----------------- --------------------
Monthly Dividend Funds       $25.50            $9.00
---------------------------- ----------------- --------------------
Quarterly Dividend Funds     $24.50            $9.00
---------------------------- ----------------- --------------------
Semiannual Dividend Funds    $23.50            $9.00
---------------------------- ----------------- --------------------
Annual Dividend Funds        $23.50            $9.00
---------------------------- ----------------- --------------------
Money Market Funds           $25.50            $9.00
---------------------------- ----------------- --------------------

         * For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts.
         ** Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

1-16

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C., provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970 by calling (800) 343-2898, or by downloading it off our website at www.evergreeninvestments.com.

1-17

                                EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

         Securities  Issued  by the  Government  National  Mortgage  Association
(GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent

2-2
jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

2-3

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative

2-4
investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which

2-5
some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

2-6

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

2-7

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve

2-8
the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal

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and state  regulation as well as by governmental  action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is

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less than the purchase  price.  Additionally,  the Fund may  recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2)

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invest  more than 5% of its assets in any  single  investment  company,  and (3)
invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

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

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master

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

demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital. Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There

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

are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that

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

the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance

2-16
with  terms   established  in  the   partnership   agreement.   Typical  limited
partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the

2-17
proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                        CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase.............................        5.00%
Second 12-month period following the month of purchase.............        4.00%
Third 12-month period following the month of purchase..............        3.00%
Fourth 12-month period following the month of purchase.............        3.00%
Fifth 12-month period following the month of purchase..............        2.00%
Sixth 12-month period following the month of purchase..............        1.00%
Thereafter.........................................................        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                       CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase                                   2.00%
Second 12-month period following the month of purchase                   1.00%
Thereafter                                                               0.00%

    See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

2-18

Class I Shares (formerly Class Y Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

2-19

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6.    institutional   clients  of  broker-dealers,   including
                        retirement  and  deferred  compensation  plans  and  the


2-20
                        trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10.   a   withdrawal   consisting   of   returns   of   excess
                        contributions or excess deferral amounts made to a retirement plan; or

                  11.   a  redemption   by  an  individual   participant   in  a
                        Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange  shares of the Fund for shares of the same class

2-21
of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

2-22

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:
                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years

         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                     [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

2-23

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                            [OBJECT OMITTED]

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                            [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or

2-24
proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

-------------------------- --------------------------
     Current Maximum
          Class            12b-1 Fees Allowed Under
        the Plans
-------------------------- --------------------------
            A                      0.75%(a)
-------------------------- --------------------------
            B                        1.00%
-------------------------- --------------------------
            C                        1.00%
-------------------------- --------------------------
            S                      0.75%(b)
-------------------------- --------------------------
           S1                      0.75%(b)
-------------------------- --------------------------
     Administrative                0.75%(c)
-------------------------- --------------------------
  Institutional Service            0.75%(c)
-------------------------- --------------------------
        Investor                   0.75%(c)
-------------------------- --------------------------
       Participant                 0.75%(c)
-------------------------- --------------------------
         Reserve                   0.75%(c)
-------------------------- --------------------------
        Resource                   1.00%(d)
-------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

2-25

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

2-26

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the

2-27
prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which

2-28
are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received

2-29
equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

2-30

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30.5% in 2001 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions. Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

2-31

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.  ability to provide the best net financial result to the Fund;
         2.  efficiency in handling trades;
         3.  ability to trade large blocks of securities;
         4.  readiness to handle difficult trades;
         5.  financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.


2-32

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

2-33

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In  approving   the  renewal  of  the  existing   investment   advisory
agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Funds for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation

2-34
of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

2-35

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive Vice
                                                                 President   and Treasurer, State Street Research &
                                                                 Management Company (investment advice); Director, The
                                                                 Andover Companies (insurance); Trustee, Arthritis
                                                                 Foundation   of New England; Director, Health
                                                                 Development Corp. (fitness-wellness centers); The
                                                                 Francis  Ouimet Society.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing
                                                                 Partner, Roscommon Capital Corp.; former Chairman of the
                                                                 Board, Director, and Executive Vice President, The London
                                                                 Harness Company (leather goods purveyor); former Chairman,
                                                                 Gifford, Drescher & Associates (environmental consulting).


Leroy Keith, Jr.                     Trustee                     Partner, Stonington Partners (private investment firm);
(DOB: 2/14/39)                                                   Chairman of the Board and Chief Executive Officer, Carson
                                                                 Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); Formerly Sales and Marketing
                                                                 Management with Nucor Steel Company.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System;  former
                                                                 Board member and former Chairman of the Board of the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds;
                                                                 Formerly, Trustee, Mentor Variable Investment
                                                                 Portfolios  and Mentor Institutional Trust;
                                                                 Formerly, Director, Mentor Income Fund, Inc. and
                                                                 America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner and Vice President in the law firm of Kellam &
(DOB: 8/26/55)                                                   Pettit, P.A.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); Trustee,
                                                                 411 Technologies, LLP. (communications); Director, J&M
                                                                 Cumming Paper Co.(paper merchandising); and Columnist,
                                                                 Commerce and Industry Association of New Jersey.

2-36

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of Hartford Hospital, Old State
                                                                 House Association; former Director of Enhance Financial
                                                                 Services, Inc.; former Director of CTG Resources, Inc.
                                                                 (natural gas); former Director Middlesex Mutual Assurance
                                                                 Company; former Chairman, Board of Trustees, Hartford
                                                                 Graduate Center; Trustee, Greater Hartford YMCA.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank; former consultant to the Board  of Trustees of the
                                                                 Evergreen Funds; former member, New York Stock
                                                                 Exchange; member, North Carolina Securities Traders
                                                                 Association; member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, First Union National Bank.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

2-37

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                       CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

============= ============ ============ ========================================
MOODY'S       S&P          FITCH        Credit Quality
============= ============ ============ ========================================
------------- ------------ ------------ ----------------------------------------

Aaa           AAA          AAA          Excellent Quality (lowest risk)
------------- ------------ ------------ ----------------------------------------
Aa            AA           AA           Almost Excellent Quality (very low risk)
------------- ------------ ------------ ----------------------------------------
A             A            A            Good Quality (low risk)
------------- ------------ ------------ ----------------------------------------
Baa           BBB          BBB          Satisfactory Quality (some risk)
------------- ------------ ------------ ----------------------------------------
Ba            BB           BB           Questionable Quality (definite risk)
------------- ------------ ------------ ----------------------------------------
B             B            B            Low Quality (high risk)
------------- ------------ ------------ ----------------------------------------
Caa/Ca/C      CCC/CC/C     CCC/CC/C     In or Near Default
------------- ------------ ------------ ----------------------------------------
              D            DDD/DD/D     In Default
============= ============ ============ ========================================

2-38

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

2-39

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality.  AAA ratings denote the lowest expectation of credit

2-40
risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

2-41

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

2-42

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent  obligations which are speculative in a high degree.

2-43

Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

2-44

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

2-45

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if

2-46
the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

2-47

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit

Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment No. 2
          are contained in the Declaration of Trust              Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Investment Management         Registrant's Post-Effective Amendment No. 16
          Company, LLC                                           Filed on October 29, 2001

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment No. 16
          Tattersall Advisory Group, Inc.                        Filed on October 29, 2001
          (Evergreen Select Balanced Fund)

(e)(1)    Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)(2)    Distribution Agreement Class A & C shares              Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(e)(3)    Distribution Agreement Class B shares                  Incorporated by reference to
          (Evergreen Equity Index Fund, Evergreen Select         Registrant's Post-Effective Amendment No. 16
           Strategic Growth Fund, Evergreen Special Equity       Filed on October 29, 2001
           Fund)

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 14
                                                                 Filed on October 26, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)    Consent of KPMG LLP                                    Contained herein
              Evergreen Equity Index Fund
              Evergreen Strategic Value Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan Institutional                  Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan Class A shares                       Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(m)(3)    Distribution Plan Class B shares                       Incorporated by reference to
         (Evergreen Equity Index Fund, Evergreen Select          Registrant's Post-Effective Amendment No. 16
          Strategic Growth Fund, Evergreen Special Equity        Filed on October 29, 2001
          Fund)

(m)(4)    Distribution Plan for Class C shares                   Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

(q)       Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank; Chief Executive Officer,
                                   President and Director, Wachovia Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                     Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the follwoing address: Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

    First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of November, 2001.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 2001.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Maureen E. Towle

-------------------------------
Maureen E. Towle
Attorney-in-Fact

     * Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number     Exhibit

-------    -------

(j)(1)      Consent of KPMG LLP